UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   REPORTS TO STOCKHOLDERS.


[LOGO]
   SEI New ways.
       New answers.(R)





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SEI Daily Income Trust

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Annual Report as of January 31, 2007

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Money Market Fund

Government Fund

Government II Fund

Prime Obligation Fund

Treasury Fund

Treasury II Fund

Short-Duration Government Fund

Intermediate-Duration Government Fund

GNMA Fund

Ultra Short Bond Fund




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

TABLE OF CONTENTS




Letter to Shareholders                                                         1
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Management's Discussion and Analysis of Fund Performance                       2
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Schedules of Investments                                                       7
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Statements of Assets and Liabilities                                          28
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Statements of Operations                                                      30
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Statements of Changes in Net Assets                                           32
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Financial Highlights                                                          36
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Notes to Financial Statements                                                 41
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Report of Independent Registered Public Accounting Firm                       48
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Trustees and Officers of the Trust                                            49
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Disclosure of Fund Expenses                                                   52
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Board of Trustees Considerations in Approving the Continuation of the
Funds' Advisory and Sub-Advisory Agreements                                   54
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Notice to Shareholders                                                        56
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The Trust files its complete schedule of portfolio  holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SEI DAILY INCOME TRUST -- JANUARY 31, 2007


Letter to Shareholders


TO OUR SHAREHOLDERS:

The fixed income markets struggled early in the year as strong economic growth prodded the Federal Reserve, headed by its new chairman, Dr. Ben Bernanke, to tighten monetary policy. By June, the Fed raised its target for the Federal Funds Rate by 0.75%, to 5.25%. Yields of short-term issues closely tracked the Feds Funds Rate, while yields on longer term bonds, encouraged by quiescent inflation in the second half of the year, and strong investor demand, ended the year only slightly higher than where they began. This environment provided a positive backdrop for short-term income generating funds, especially money market funds.

We'd be remiss if we didn't mention the significant decline in market volatility and risk premiums during the year. Other than a sharp but short-termed spike in May, volatility and credit spread (the difference between a risk free Treasury yield and the yield on a corporate bond), remained on a fairly steady trajectory lower, propelling equities and corporate bond returns upward. Steady market fundamentals also lent support to the markets as the corporate environment remained on solid ground with default rates at near historical lows and strong corporate earnings growth.

During the fiscal year ended January 31, 2007, the SEI Daily Income Trust funds performed in line with the overall fixed income market.

As always, we thank you for your continued confidence in the SEI Daily Income Trust and we look forward to serving your investment needs in the future.


Sincerely,

/s/ Robert A. Nesher

Robert A. Nesher
President




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                      1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY  31, 2007


Short-Duration Government Fund


Objectives

The Short-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit, and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is approximately three years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. Treasury and agency securities will form the core of the Fund, and agency-backed mortgage securities will be utilized when their yields are judged to be attractive relative to those of Treasuries and agencies.

Market Overview

The fixed income markets generated modest positive returns for the year ended January 31, 2007. Strong economic data and soaring commodity prices pushed expectations for more restrictive Federal Reserve policy early in the year. However, a dramatically weaker housing sector mid year and slower productivity resulted in a Federal Reserve pause in the second half and a more normalized growth pace in the 2.0-2.5% range by year end. Strong sponsorship from global money managers, non traditional buyers and central banks provided strong technical support for bonds, especially structured securities, as too much capital chased too few assets. Even the decline in the U.S. dollar did little to slow foreign investment in the U.S.

Ten-year U.S. Treasury rates gyrated throughout the year before climbing higher by 29 basis points to end the fiscal year at 4.81%. Short term rates, however, increased more dramatically, up 0.64% for the year, as the U.S. Federal Reserve, headed by new chairman Ben S. Bernanke, hiked rates to continue to battle the threat of rising inflation. This movement in rates produced an inverted yield curve with 3-month Treasury bills yielding 5.10% and 30-year Treasury bonds yielding 4.91%.

The government sector generated a positive return for the year. The U.S. agency sector delivered higher returns than U.S. Treasuries with prices pushed higher as supply was limited due to regulatory restraints on capital at Freddie Mac and Fannie Mae. The mortgage-backed sector also posted reasonable results as low volatility and a tighter than expected trading range of interest rates provided a positive impetus for the sector.

Analysis

For the fiscal year ended January 31, 2007, the Short-Duration Government Fund, Class A posted a 3.84% return compared to a 4.01% return for its benchmark, the Merrill Lynch 1-3 Year U.S. Treasury Bond Index. The Fund's allocation to Treasury Inflation-Protected Securities (TIPS) detracted from performance as inflation was in line with market expectations. Exposure to U.S. agencies and mortgage-backed securities positively contributed to performance. The Fund's yield curve positioning and defensive interest rate posture relative to the benchmark was also an additive as interest rates rose and the yield curve flattened.

Short-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN 1

--------------------------------------------------------------------------------

                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3-Year      5-Year     10-Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Short-Duration
Government Fund, Class A  3.84%       2.24%       2.70%       4.46%       5.56%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Short-Duration Government Fund, Class A, versus the Merrill Lynch 1-3 Year U.S. Treasury Bond Index. The chart assumes all dividends and capital gain distributions are reinvested.

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Short Duration              Merrill Lynch 1-3 Year
               Government Fund, Class A       U.S. Treasury Bond Index
1/31/97               $10,000                         $10,000
1/31/98                10,723                          10,719
1/31/99                11,419                          11,404
1/31/00                11,672                          11,703
1/31/01                12,739                          12,802
1/31/02                13,539                          13,721
1/31/03                14,256                          14,480
1/31/04                14,476                          14,786
1/31/05                14,615                          14,886
1/31/06                14,898                          15,164
1/31/07                15,470                          15,772

1 For the period ended January 31, 2007. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87.
  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
--------------------------------------------------------------------------------
2                      SEI Daily Income Trust / Annual Report / January 31, 2007

Intermediate-Duration Government Fund


Objectives

The Intermediate-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit, and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is three to five years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. The Fund focuses on Treasury and agency securities, and agency mortgage-backed securities will be utilized when their prospects for enhancing income and total return are judged to be attractive.

Market Overview

The fixed income markets generated modest positive returns for the year ended January 31, 2007. Strong economic data and soaring commodity prices pushed expectations for more restrictive Federal Reserve policy early in the year. However, a dramatically weaker housing sector mid-year and slower productivity resulted in a Federal Reserve pause in the second half and a more normalized growth pace in the 2.0-2.5% range by year end. Strong sponsorship from global money managers, non traditional buyers and central banks provided strong technical support for bonds, especially structured securities, as too much capital chased too few assets. Even the decline in the U.S. dollar did little to slow foreign investment in the U.S.

Ten-year U.S. Treasury rates gyrated throughout the year before climbing higher by 29 basis points to end the fiscal year at 4.81%. Short term rates, however, increased more dramatically, up 0.64% for the year, as the U.S. Federal Reserve, headed by new chairman Ben S. Bernanke, hiked rates to continue to battle the threat of rising inflation. This movement in rates produced an inverted yield curve with 3-month Treasury bills yielding 5.10% and 30-year Treasury bonds yielding 4.91%.

The government sector generated a positive return for the year. The U.S. agency sector delivered higher returns than U.S. Treasuries with prices pushed higher as supply was limited due to regulatory restraints on capital at Freddie Mac and Fannie Mae. The mortgage-backed sector also posted reasonable results as low volatility and a tighter than expected trading range of interest rates provided a positive impetus for the sector.

Analysis

For the fiscal year ended January 31, 2007, the Intermediate-Duration Government Fund, Class A posted a return of 3.64% versus the 3.62% return of its benchmark, the Merrill Lynch 3-5 year U.S. Treasury Bond Index. The Fund's allocation to Treasury Inflation-Protected Securities (TIPS) detracted from performance as inflation was in line with market expectations. Yield curve positioning and defensive interest rate posture was additive to performance as interest rates rose for the year and the shape of the yield curve flattened. Exposure to U.S. agencies, select Fannie Mae securities and mortgage-backed securities was also a positive contributor to performance as spreads tightened relative to U.S. Treasuries.

Intermediate-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------

                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3-Year      5-Year     10-Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Intermediate-Duration
Government Fund, Class A  3.64%       2.14%       3.67%       5.32%       6.27%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Duration Government Fund, Class A, versus the Merrill Lynch 3-5 Year U.S. Treasury Bond Index. The chart assumes all dividends and capital gain distributions are reinvested.

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Intermediate-Duration            Merrill Lynch 3-5 Year
              Government Fund, Class A         U.S. Treasury Bond Index
1/31/97               $10,000                         $10,000
1/31/98                10,915                          10,929
1/31/99                11,729                          11,807
1/31/00                11,639                          11,680
1/31/01                13,085                          13,179
1/31/02                14,025                          14,182
1/31/03                15,304                          15,659
1/31/04                15,760                          16,211
1/31/05                16,052                          16,451
1/31/06                16,203                          16,590
1/31/07                16,793                          17,191

1 For the period ended January 31, 2007. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87.
  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                      3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2007


GNMA Fund


Objectives

The GNMA Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association and backed by the full faith and credit of the U.S. Government.

Strategy

The Fund's investment strategy emphasizes the distribution of security coupon rates, the weighted average coupon rate, and the selection of appropriate underlying mortgage types. The selection of coupon rates affects the sensitivity of the Fund to changes in reinvestment risk associated with loan prepayment. The Fund will therefore tend to purchase somewhat lower coupons when interest rates are expected to fall, and somewhat higher coupons when interest rates are expected to be stable or rising.

Market Overview

The fixed income markets generated modest positive returns for the year ended January 31, 2007. Strong economic data and soaring commodity prices pushed expectations for more restrictive Federal Reserve policy early in the year. However, a dramatically weaker housing sector mid-year and slower productivity resulted in a Federal Reserve pause in the second half and a more normalized growth pace in the 2.0-2.5% range by year end. Strong sponsorship from global money managers, non traditional buyers and central banks provided strong technical support for bonds, especially structured securities, as too much capital chased too few assets. Even the decline in the U.S. dollar did little to slow foreign investment in the U.S.

Ten-year U.S. Treasury rates gyrated throughout the year before climbing higher by 29 basis points to end the fiscal year at 4.81%. Short-term rates, however, increased more dramatically, up 0.64% for the year, as the U.S. Federal Reserve, headed by new chairman Ben S. Bernanke, hiked rates to continue to battle the threat of rising inflation. This movement in rates produced an inverted yield curve with 3-month Treasury bills yielding 5.10% and 30-year Treasury bonds yielding 4.91%.

The mortgage-backed securities sector posted better performance than the overall U.S. bond market; however, Ginnie Mae securities lagged the performance of conventional mortgages (Fannie Mae and Freddie Mac). While low volatility and a tighter than expected trading range of interest rates provided positive impetus for the mortgage sector, Ginnie Maes were susceptible to vagaries of foreign participation and secondary market selling in the U.S. securities market.

Analysis

For the fiscal year ended January 31, 2007, the GNMA Fund, Class A posted a 3.65% return versus the 3.98% return of its benchmark, the Citigroup 30-Year GNMA Index. The Fund's shorter duration positioning, while having a positive impact early in the period, detracted from performance in the second half of the year. Additionally, allocations to 15 year securities exhibited weaker performance than 30 year securities. The Fund benefited from its allocation to higher coupon securities with prices increasing as investors sought higher yield.

GNMA Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------

                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3-Year      5-Year     10-Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
GNMA Fund, Class A         3.65%       3.29%       3.94%       5.48%       6.72%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the GNMA Fund, Class A, versus the Citigroup 30-Year GNMA Index. The chart assumes all dividends and capital gain distributions are reinvested.

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   GNMA Fund, Class A        Citigroup 30 Year GNMA Index
1/31/97                $10,000                        $10,000
1/31/98                 10,952                         10,932
1/31/99                 11,692                         11,662
1/31/00                 11,554                         11,719
1/31/01                 13,107                         13,352
1/31/02                 14,054                         14,376
1/31/03                 15,140                         15,507
1/31/04                 15,467                         15,991
1/31/05                 16,030                         16,666
1/31/06                 16,447                         17,173
1/31/07                 17,047                         17,856

1 For the period ended January 31, 2007. Past performance is not predictive of future performance. Class A shares were offered beginning 3/20/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
4                      SEI Daily Income Trust / Annual Report / January 31, 2007

Ultra Short Bond Fund


Objectives

The Ultra Short Bond Fund (the "Fund") seeks to provide a higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and minimal principal volatility. The Fund invests in U.S. Treasury and U.S. Agency securities, short average life mortgage-backed securities, and short term investment grade securities of U.S. issuers. The duration of the Fund will range between six and eighteen months.

Strategy

The Fund seeks to provide a return in excess of the Lehman 9-12 Month Treasury Index and to manage risk through the sub-adviser's use of sector strategies, security selection and duration management. In determining the average maturity and duration position of the Fund, the sub-adviser considers the shape of the yield curve, the extent of yield changes and the period of time over which rates are likely to rise, fall or remain stable. Investment in short average life mortgage-backed issues and short-term investment grade securities is emphasized when relative spreads are attractive and incremental yields serve to enhance total return.

Market Overview

The fixed income markets generated modest positive returns for the year ended January 31, 2007. Strong economic data and soaring commodity prices pushed expectations for more restrictive Federal Reserve policy early in the year. However, a dramatically weaker housing sector mid-year and slower productivity resulted in a Federal Reserve pause in the second half and a more normalized growth pace in the 2.0-2.5% range by year end. Strong sponsorship from global money managers, non traditional buyers and central banks provided strong technical support for bonds, especially structured securities, as too much capital chased too few assets. Even the decline in the U.S. dollar did little to slow foreign investment in the U.S.

Ten-year U.S. Treasury rates gyrated throughout the year before climbing higher by 29 basis points to end the fiscal year at 4.81%. Short-term rates, however, increased more dramatically, up 0.64% for the year, as the U.S. Federal Reserve, headed by new chairman Ben S. Bernanke, hiked rates to continue to battle the threat of rising inflation. This movement in rates produced an inverted yield curve with 3-month Treasury bills yielding 5.10% and 30-year Treasury bonds yielding 4.91%.

All of the spread sectors registered positive excess returns for the year. Spread contraction added to performance as did investor demand for higher yield securities. Low volatility and a tighter than expected trading range of interest rates provided positive impetus for the mortgage sector The collateralized mortgage-backed securities also enjoyed good performance on strong fundamentals and unflagging demand from collateralized debt obligations and hedge funds as well as more traditional investors. The asset-backed securities sector lagged the other sectors of the market but still generated positive return versus U.S. Treasuries even as fourth quarter 2006 weakness in home equity spreads amid fears of a downturn in the housing market pressured spreads wider. Event risk overshadowed the credit sector throughout the year with the size and frequency of leveraged buy outs and mergers & acquisitions deals continuing to accelerate into year end. However, the sector surprisingly managed to outperform Treasuries as spreads tightened and the credit curve proved steep enough to offer incremental return.

Analysis

For the fiscal year ended January 31, 2007, the Ultra Short Bond Fund, Class A returned 4.88%, versus the 4.51% return of its benchmark, the Lehman Brothers 9-12 Month Treasury Index. The Fund's allocation to the spread sectors, especially mortgage and asset-backed securities was the major catalyst for return. Corporate bond holdings, both fixed and floating rate, turned in exceptional results as the Fund successfully benefited from superior security selection. Additionally, with the Federal Reserve's rate hikes widely anticipated in the first half of the year, Wellington's defensive strategy of having shorter than benchmark duration also paid off.

Ultra Short Bond Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------

                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3-Year      5-Year     10-Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Ultra Short Bond Fund,
Class A                   4.88%       2.95%       2.76%       4.38%       4.60%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Ultra Short Bond Fund, Class A, versus the Lehman Brothers 9-12 Month Treasury Index. The chart assumes all dividends and capital gain distributions are reinvested.

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Ultra Short Bond Fund,       Lehman Brothers 9-12 Month
                      Class A                     Treasury Index
1/31/97               $10,000                        $10,000
1/31/98                10,629                         10,626
1/31/99                11,225                         11,241
1/31/00                11,648                         11,731
1/31/01                12,633                         12,618
1/31/02                13,401                         13,315
1/31/03                13,850                         13,708
1/31/04                14,073                         13,910
1/31/05                14,229                         14,037
1/31/06                14,642                         14,410
1/31/07                15,356                         15,060

1 For the period ended January 31, 2007. Past performance is no indication of future performance. Class A shares were offered beginning 9/28/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                      5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2007

                     DEFINITION OF THE COMPARATIVE INDICES*





CITIGROUP 30-YEAR GNMA INDEX is a widely-recognized, market weighted index of GNMA mortgage-backed securities with remaining maturities of 30 years or less.

LEHMAN BROTHERS 9-12 MONTH TREASURY INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with remaining maturities between nine and twelve months.

MERRILL LYNCH 1-3 YEAR U.S. TREASURY BOND INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between one and three years.

MERRILL LYNCH 3-5 YEAR U.S. TREASURY BOND INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between three and five years.

* An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.





--------------------------------------------------------------------------------
6                      SEI Daily Income Trust / Annual Report / January 31, 2007

SCHEDULE OF INVESTMENTS

Money Market Fund

January 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

34.7%  Corporate Bonds
24.0%  Commercial Paper
21.8%  Certificates of Deposit
15.4%  Repurchase Agreement
 3.6%  Insurance Funding Agreements
 0.5%  Municipal Bond

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE BONDS (B) -- 34.7%

ASSET BACKED - FINANCIAL SERVICES -- 6.9%
   Atlas Capital Funding MTN (E)
       5.310%, 02/15/07 to 02/27/07               $      55,000   $      55,000
   Irish Life & Permanent PLC (E)
       5.340%, 02/22/07                                  14,000          14,002
   K2 (USA) LLC MTN (E)
       5.320%, 04/24/07                                   5,000           4,999
   Mesa Properties LLC
       5.400%, 02/01/07                                   2,500           2,500
                                                                  --------------
                                                                         76,501
                                                                  --------------
ASSET BACKED - OTHER (E) -- 19.6%
   Cullinan Finance MTN
       5.333%, 02/15/07                                  25,000          24,999
   Harrier Finance LLC MTN
       5.333%, 02/15/07                                  15,000          15,000
   Holmes Finance PLC,
     Ser 10A, Cl 1A
       5.290%, 02/15/07                                  30,000          30,000
   Links Finance LLC MTN
       5.320%, 04/02/07                                  10,000          10,000
   Paragon Mortgages PLC,
     Ser 10A, Cl A1
       5.300%, 02/15/07                                  10,847          10,847
   Paragon Mortgages PLC,
     Ser 13A, Cl A1
       5.310%, 02/15/07                                  24,618          24,618
   Sedna Finance MTN
       5.325%, 03/08/07                                  15,000          14,999
   Sigma Finance MTN, Ser 1
       5.320%, 03/16/07                                  45,000          44,999
   Tango Finance MTN
       5.322%, 04/16/07                                  25,000          24,999
   Whistlejacket Capital MTN
       5.320%, 02/21/07 to 02/28/07                      16,000          15,999
                                                                  --------------
                                                                        216,460
                                                                  --------------
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
BANKS -- 7.3%
   BNP Paribas MTN
       5.330%, 03/16/07                           $       9,000   $       9,000
   Banque Federative du Credit Mutuel (E)
       5.320%, 02/13/07                                   2,000           2,000
   Natexis Banques Populaires LLC NY (E)
       5.365%, 02/09/07                                  35,000          35,000
   Northern Rock PLC (E)
       5.320%, 02/05/07                                  10,000          10,000
   Westpac Banking NY (E)
       5.340%, 03/12/07                                  25,000          25,000
                                                                  --------------
                                                                         81,000
                                                                  --------------
INVESTMENT BANKER/BROKER DEALER -- 0.9%
   Goldman Sachs Group (C)
       5.380%, 02/13/07                                  10,000          10,000
                                                                  --------------
Total Corporate Bonds
   (Cost $383,961) ($ Thousands)                                        383,961
                                                                  --------------
COMMERCIAL PAPER (A) -- 23.9%

ASSET BACKED - FINANCIAL SERVICES --23.9%
   Citibank Credit Card Issue Trust
       5.320%, 04/13/07                                  40,000          39,585
   Georgetown Funding
       5.317%, 02/20/07                                  40,000          39,888
   Giro Balanced Funding
       5.291%, 02/13/07                                  50,000          49,912
   Klio II Funding
       5.316%, 04/17/07                                  40,000          39,563
   Lexington Parker Capital
       5.293%, 02/16/07                                  40,000          39,912
   Rhineland Funding Capital
       5.366%, 02/06/07                                  30,000          29,978
   Victory Receivables
       5.300%, 03/16/07                                  26,000          25,837
                                                                  --------------
Total Commercial Paper
   (Cost $264,675) ($ Thousands)                                        264,675
                                                                  --------------

CERTIFICATES OF DEPOSIT -- 21.7%
   BNP Paribas (B)
       5.305%, 03/26/07                                  30,000          29,995
       5.306%, 03/27/07                                  30,000          29,995
   Barclays Bank PLC NY
       5.500%, 06/18/07                                   4,000           4,000
   Comerica Bank (B)
       5.335%, 04/20/07                                  21,000          20,998


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                      7

SCHEDULE OF INVESTMENTS

Money Market Fund (Concluded)

January 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Credit Agricole
       5.000%, 03/09/07                           $       9,000   $       9,000
       5.260%, 04/05/07                                   2,500           2,500
       5.300%, 04/18/07                                   5,000           5,000
       5.520%, 06/18/07                                   4,000           4,000
   Credit Suisse First Boston NY
       5.250%, 04/03/07                                   7,500           7,500
       5.420%, 01/16/08                                  14,000          14,000
   Deutsche Bank
       4.950%, 02/06/07                                   9,000           9,000
       4.805%, 02/21/07                                   8,000           8,000
   Deutsche Bank NY
       5.400%, 11/21/07 to 12/12/07                      22,000          22,000
   Goldman Sachs
       5.450%, 06/12/07                                  14,000          14,000
   Natexis Banq Populair LLC NY (B)
       5.410%, 08/11/07                                  15,000          15,000
   Rhineland Funding Capital (B)
       5.350%, 02/07/07                                  25,000          25,000
   Societe Generale
       5.500%, 06/18/07                                   4,000           4,000
   Swedbank (B)
       5.315%, 03/15/07                                  16,000          15,998
                                                                  --------------
Total Certificates of Deposit
   (Cost $239,986) ($ Thousands)                                        239,986
                                                                  --------------

INSURANCE FUNDING AGREEMENTS (B) (C) (F) -- 3.6%
   Metropolitan Life Insurance
       5.440%, 04/15/07                                  30,000          30,000
   Monumental Life Insurance
       5.520%, 03/01/07                                   9,500           9,500
                                                                  --------------
Total Insurance Funding Agreements
   (Cost $39,500) ($ Thousands)                                          39,500
                                                                  --------------

MUNICIPAL BOND -- 0.5%

TEXAS -- 0.5%
   Texas State, Veterans Funding II Project,
     Ser D, GO (B)
       5.300%, 02/07/07                                   5,270           5,270
                                                                  --------------
Total Municipal Bond
   (Cost $5,270) ($ Thousands)                                            5,270
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (D) -- 15.3%
   Deutsche Bank
     5.260%. dated 01/31/07, to be
     repurchased on 02/01/07,
     repurchase price $169,999,835
     (collateralized by various FHLB/
     FNMA obligations, ranging in par
     value $21,944,000-$55,440,000,
     3.750%-6.865%, 04/15/07-
     08/10/09, with total market
     value $173,375,220)                          $     169,975   $     169,975
                                                                  --------------
Total Repurchase Agreement
   (Cost $169,975) ($ Thousands)                                        169,975
                                                                  --------------
Total Investments -- 99.7%
   (Cost $1,103,367) ($ Thousands)                                $   1,103,367
                                                                  ==============

Percentages are based on Net Assets of $1,106,398 ($ Thousands).
(A)   The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2007. The date shown is the earlier of the reset date or the demand date.
(C) Securities considered illiquid. The total value of such securities as of January 31, 2007 was $49,500 ($ Thousands) and represented 4.48% of Net Assets.
(D)   Tri-Party Repurchase Agreement.
(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(F) This security considered restricted. The total value of such securities as of January 31, 2007 was $39,500 ($ Thousands) and represented 3.57% of Net Assets (See Note 2 in Notes to Financial Statements).
Cl -- Class
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
NY -- New York
PLC -- Public Limited Company
Ser -- Series


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
8                      SEI Daily Income Trust / Annual Report / January 31, 2007

Government Fund

January 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

63.7%  U.S. Government Agency Obligations
36.3%  Repurchase Agreements

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 63.6%
   FFCB (A)
       5.205%, 02/01/07                           $      10,000   $      10,000
       5.195%, 02/01/07                                  19,395          19,392
       5.190%, 02/06/07                                  32,000          31,994
       5.210%, 02/13/07                                  10,000           9,997
       5.220%, 02/24/07                                  10,000           9,997
       5.260%, 03/08/07                                  50,000          50,001
       5.250%, 03/27/07                                  10,000          10,000
   FFCB, Ser 1 (A)
       5.170%, 02/19/07                                  30,000          29,990
       5.240%, 04/27/07                                  30,000          29,999
   FHLB
       5.230%, 02/14/07 (A)                              10,000           9,998
       5.220%, 03/08/07 (A)                              40,000          39,983
       4.000%, 04/25/07                                   8,000           7,978
   FHLB, Ser 1
       5.200%, 04/04/07 (A)                              30,000          29,985
       5.350%, 12/28/07                                  13,000          13,000
   FHLB, Ser 459
       2.450%, 03/23/07                                   5,500           5,479
   FHLB, Ser 636 (A)
       5.234%, 02/10/07                                  25,000          24,995
   FHLMC
       2.375%, 02/15/07                                   7,000           6,992
       5.235%, 03/19/07 (A)                              30,000          29,997
       5.230%, 03/22/07 (A)                              25,000          24,998
       5.225%, 04/06/07 (A)                              35,000          34,994
   FHLMC MTN (A)
       5.172%, 02/27/07                                  25,000          24,994
   FNMA
       3.100%, 03/14/07                                  10,000           9,976
       5.225%, 03/21/07 (A)                              25,000          24,996
       5.410%, 12/28/07                                   8,000           8,000
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $497,735) ($ Thousands)                                        497,735
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (B) -- 36.3%
   Deutsche Bank
     5.260%, dated 01/31/07, to be
     repurchased on 02/01/07,
     repurchase price $109,181,950
     (collateralized by various
     FHLB/FHLMC/FNMA obligations,
     ranging in par value $5,505,000-
     $50,000,000, 3.750%-5.920%,
     11/21/07-01/15/37, with total
     market value $111,350,549)                   $     109,166   $     109,166
   Goldman Sachs
     5.260%, dated 01/31/07, to be
     repurchased on 02/01/07,
     repurchase price $175,025,569
     (collateralized by various
     FHLB/FHLMC/FNMA obligations,
     ranging in par value $5,395,000-
     $17,235,000, 3.650%-6.125%,
     03/10/08-10/27/25, with total
     market value $178,501,308)                         175,000         175,000
                                                                  --------------
Total Repurchase Agreements
   (Cost $284,166) ($ Thousands)                                        284,166
                                                                  --------------
Total Investments -- 99.9%
   (Cost $781,901) ($ Thousands)                                  $     781,901
                                                                  ==============

Percentages are based on Net Assets of $782,861 ($ Thousands).
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2007. The date shown is the earlier of the reset date or the demand date.
(B)   Tri-Party Repurchase Agreement
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                      9

SCHEDULE OF INVESTMENTS

Government II Fund

January 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

100.0%  U.S. Government Agency Obligations

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.0%
   FFCB (B)
       5.205%, 02/01/07                           $      10,000   $      10,000
       5.185%, 02/13/07                                  10,000           9,998
       5.210%, 02/13/07 to 04/20/07                      53,000          52,988
       5.180%, 02/18/07 to 02/28/07                      23,050          23,044
       5.220%, 02/24/07                                  40,000          39,986
       5.190%, 02/28/07                                  25,000          24,997
       5.230%, 03/10/07                                  30,000          29,993
       5.250%, 03/21/07 to 03/27/07                      35,000          35,000
   FFCB DN (A)
       5.130%, 02/05/07                                  15,000          14,991
   FFCB, Ser 1 (B)
       5.220%, 02/01/07                                  11,530          11,530
       5.170%, 02/19/07                                   5,000           4,998
       5.240%, 04/25/07                                  30,000          29,999
   FHLB
       5.230%, 02/14/07 (B)                              10,000           9,998
       4.360%, 02/22/07 (B)                               6,005           6,002
       5.220%, 03/08/07 (B)                              20,000          19,992
       3.140%, 03/14/07                                  25,000          24,942
       5.200%, 04/10/07 (B)                              25,000          24,991
       5.200%, 04/17/07 (B)                              25,000          24,993
       4.000%, 04/25/07                                   8,000           7,978
       3.250%, 04/27/07                                   2,000           1,991
       5.125%, 05/15/07                                   4,175           4,172
       2.650%, 07/12/07                                     100              99
   FHLB DN (A)
       4.670%, 02/01/07                                  37,599          37,599
       5.180%, 02/21/07                                  60,000          59,827
       5.140%, 03/07/07                                  49,080          48,842
       5.197%, 04/18/07                                  28,000          27,697
   FHLB, Ser 1
       5.350%, 12/28/07                                  12,000          12,000

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLB, Ser 1 (B)
       5.165%, 02/14/07                           $      25,000   $      24,989
       5.200%, 04/24/07                                  50,000          49,973
   FHLB, Ser 447
       2.625%, 02/16/07                                     500             499
   FHLB, Ser 469
       3.375%, 09/14/07                                     815             806
   FHLB, Ser 585 (B)
       5.220%, 04/04/07                                  10,000           9,999
   FHLB, Ser 590
       4.500%, 04/17/07                                  12,250          12,224
   FHLB, Ser 613 (B)
       5.185%, 02/02/07                                  75,000          74,991
   FHLB, Ser 636 (B)
       5.234%, 02/10/07                                  25,000          24,995
   FHLB, Ser L907
       3.010%, 02/27/07                                   3,000           2,995
   TVA DN (A)
       5.152%, 03/01/07                                  25,000          24,900
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $825,018) ($ Thousands)                                        825,018
                                                                  --------------
Total Investments -- 100.0%
   (Cost $825,018) ($ Thousands)                                  $     825,018
                                                                  ==============

Percentages are based on Net Assets of $825,238 ($ Thousands).
(A)   The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2007. The date shown is the earlier of the reset date or the demand date.
DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
Ser -- Series
TVA -- Tennessee Valley Authority


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
10                     SEI Daily Income Trust / Annual Report / January 31, 2007

Prime Obligation Fund

January 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

38.3%  Commercial Paper
27.5%  Corporate Bonds
16.2%  Certificates of Deposit
11.6%  Repurchase Agreement
 5.2%  Insurance Funding Agreements
 0.9%  Time Deposit
 0.3%  Municipal Bond

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 38.4%

ASSET BACKED - FINANCIAL SERVICES -- 38.4%
   Carrera Capital Finance LLC
       5.329%, 04/20/07                           $      37,500   $      37,073
   Citibank Credit Card Issue Trust
       5.347%, 02/14/07                                 100,000          99,810
       5.320%, 04/13/07                                 110,000         108,860
   Citius I Funding LLC
       5.298%, 02/21/07                                 157,900         157,437
   Crown Point Capital
       5.296%, 02/20/07                                 136,735         136,355
   Curzon Funding LLC
       5.320%, 04/24/07                                 148,000         146,230
   FCAR Owner Trust I
       5.339%, 07/09/07                                  15,000          14,658
       5.350%, 07/24/07                                 150,000         146,244
   FCAR Owner Trust II
       5.359%, 07/23/07                                  20,500          19,989
   Georgetown Funding
       5.317%, 02/20/07                                  54,852          54,699
   Giro Balanced Funding
       5.291%, 02/13/07                                  75,000          74,868
       5.280%, 02/20/07                                  47,447          47,315
       5.318%, 04/16/07                                  91,853          90,862
   Grampian Funding LLC
       5.344%, 07/24/07                                  75,000          73,124
   Greyhawk Funding LLC
       5.320%, 04/24/07                                 104,740         103,487
   Klio II Funding
       5.306%, 03/01/07                                  60,000          59,754
       5.316%, 04/17/07                                  60,000          59,344
   Klio III Funding
       5.299%, 02/20/07                                  35,517          35,418
   Lexington Parker Capital
       5.293%, 02/16/07                                 100,000          99,780
   Ormond Quay Funding LLC (B)
       5.280%, 02/28/07                                  50,000          49,991
   Silver Tower US Funding
       5.356%, 02/02/07                                 100,000          99,985
       5.342%, 02/06/07                                  50,000          49,963
   Victory Receivables
       5.298%, 03/13/07                                 150,000         149,123
                                                                  --------------
Total Commercial Paper
   (Cost $1,914,369) ($ Thousands)                                    1,914,369
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 27.6%

ASSET BACKED - FINANCIAL SERVICES (B) (E) -- 8.1%
   Atlas Capital Funding MTN
       5.310%, 02/15/07 to 02/27/07                  $  165,000   $     165,000
   CC USA MTN
       5.335%, 02/25/07                                  75,000          74,997
   K2 (USA) LLC MTN
       5.320%, 04/24/07                                  23,000          22,996
       5.360%, 04/25/07                                 100,000         100,005
   Stanfield Victoria Funding LLC MTN
       5.325%, 03/27/07                                  40,000          39,995
                                                                  --------------
                                                                        402,993
                                                                  --------------

ASSET BACKED - OTHER (B) (E) -- 17.8%
   Cheyne Finance MTN
       5.325%, 04/25/07                                  50,000          49,996
       5.315%, 04/25/07                                 125,000         124,970
   Cullinan Finance MTN
       5.333%, 02/15/07                                 100,000          99,995
       5.320%, 03/03/07                                  50,000          49,992
   Cullinan Finance MTN, Ser 1
       5.330%, 02/25/07                                  50,000          49,998
   Harrier Finance Funding LLC MTN,
     Ser 2
       5.333%, 02/15/07                                  50,000          50,000
   Sedna Finance MTN
       5.325%, 03/08/07 to 03/29/07                     125,000         125,000
   Sedna Finance MTN, Ser 1
       5.300%, 02/21/07                                 100,000         100,000
   Sigma Finance MTN
       5.370%, 02/21/07                                   5,000           5,001
   Sigma Finance MTN, Ser 1
       5.320%, 03/16/07                                 135,000         134,998
   Tango Finance MTN
       5.370%, 02/16/07                                  15,000          15,003
       5.320%, 02/20/07                                   5,000           5,000
   Whistlejacket Capital MTN
       5.320%, 02/21/07 to 02/28/07                      77,750          77,744
                                                                  --------------
                                                                        887,697
                                                                  --------------
BANKS -- 1.3%
   National City Bank (B)
       5.315%, 03/18/07                                  65,500          65,494
                                                                  --------------
INVESTMENT BANKER/BROKER DEALER -- 0.4%
   Goldman Sachs Group (B) (C)
       5.380%, 02/13/07                                  20,000          20,000
                                                                  --------------
Total Corporate Bonds
   (Cost $1,376,184) ($ Thousands)                                    1,376,184
                                                                  --------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     11

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Concluded)

January 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 16.2%
   Capital One Multi-Asset
       5.318%, 02/06/07                              $   50,000   $      49,963
       5.331%, 04/18/07                                  95,500          94,439
   Concord Minutemen Capital
       5.324%, 02/02/07                                  20,889          20,886
       5.314%, 02/08/07                                  75,000          74,923
       5.325%, 02/12/07                                  25,000          25,000
   KKR Pacific Funding Trust
       5.314%, 02/08/07 to 02/26/07                     205,000         204,380
   Monument Gardens Funding LLC
       5.304%, 02/22/07                                 150,000         149,538
       5.330%, 03/13/07                                  54,494          54,174
   Thornburg Mortgage Capital
       5.313%, 02/06/07                                  26,000          25,981
   Versailles CDS LLC
       5.317%, 03/02/07                                 112,000         111,523
                                                                  --------------
Total Certificates of Deposit
   (Cost $810,807) ($ Thousands)                                        810,807
                                                                  --------------

INSURANCE FUNDING AGREEMENTS (B) (C) (F) -- 5.2%
   Metropolitan Life Insurance
       5.440%, 11/13/07                                 160,000         160,000
   Monumental Life Insurance
       5.520%, 02/29/08                                 101,500         101,500
                                                                  --------------
Total Insurance Funding Agreements
   (Cost $261,500) ($ Thousands)                                        261,500
                                                                  --------------

TIME DEPOSIT -- 0.9%
   Thornburg Mortgage Capital
       5.349%, 02/06/07                                  44,000          43,968
                                                                  --------------
Total Time Deposit
   (Cost $43,968) ($ Thousands)                                          43,968
                                                                  --------------

MUNICIPAL BOND (B) -- 0.3%
   Texas State, Veterans Funding I Project,
     Ser C, GO
       5.300%, 02/07/07                                  13,700          13,700
                                                                  --------------
Total Municipal Bond
   (Cost $13,700) ($ Thousands)                                          13,700
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (D) -- 11.6%
   Deutsche Bank
       5.260%, dated 01/31/07, to be
       repurchased on 02/01/07,
       repurchase price $581,395,936
       (collateralized by various
       FHLB/FHLMC/FNMA obligations,
       ranging in par value $15,925,000-
       $76,650,000, 3.250%-6.625%,
       03/07/07-10/18/16, with total
       market value $592,938,172)                    $  581,311   $     581,311
                                                                  --------------
Total Repurchase Agreement
   (Cost $581,311) ($ Thousands)                                        581,311
                                                                  --------------
Total Investments -- 100.2%
   (Cost $5,001,839) ($ Thousands)                                $   5,001,839
                                                                  ==============

Percentages are based on Net Assets of $4,992,384 ($ Thousands).
(A)   The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2007. The date shown is the earlier of the reset date or the demand date.
(C) Securities considered illiquid. The total value of such securities as of January 31, 2007 was $281,500 ($ Thousands) and represented 5.64% of Net Assets.
(D)   Tri-Party Repurchase Agreement.
(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(F) This security considered restricted. The total value of such securities as of January 31, 2007 was $261,500 ($ Thousands) and represented 5.24% of Net Assets (See Note 2 in Notes to Financial Statements).
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
12                     SEI Daily Income Trust / Annual Report / January 31, 2007

Treasury Fund

January 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

100.0%  Repurchase Agreements

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (A) -- 100.3%
   ABN Amro
       5.210%, dated 01/31/07, to be
       repurchased on 02/01/07,
       repurchase price $100,014,472
       (collateralized by various
       U.S. Treasury Notes, ranging in
       par value $29,668,000-
       $75,000,000, 2.000%-4.000%,
       04/15/10-01/15/26, with total
       market value $102,000,199)                 $     100,000   $     100,000
   Barclays Capital
       5.210%, dated 01/31/07, to be
       repurchased on 02/01/07,
       repurchase price $175,025,326
       (collateralized by various
       U.S. Treasury Notes, ranging in
       par value $81,606,000-
       $98,825,000, 2.625%-4.250%,
       11/30/07-05/15/08, with total
       market value $178,500,238)                       175,000         175,000
   BNP Paribas
       5.210%, dated 01/31/07, to be
       repurchased on 02/01/07,
       repurchase price $175,025,278
       (collateralized by various
       U.S. Treasury Obligations, ranging
       in par value $500-$434,642,000,
       3.500%-6.875%, 02/15/07-
       11/15/27, with total market
       value $178,500,880)                              175,000         175,000
   Deutsche Bank
       5.220%, dated 01/31/07, to be
       repurchased on 02/01/07,
       repurchase price $210,030,450
       (collateralized by various
       U.S. Treasury Obligations, ranging
       in par value $1,379,780-
       $275,392,000, 4.875%-8.125%,
       05/15/07-08/15/26, with total
       market value $214,200,000)                       210,000         210,000

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Goldman Sachs Group
       4.900%, dated 01/31/07, to be
       repurchased on 02/01/07,
       repurchase price $12,548,708
       (collateralized by a U.S.
       Treasury Bill, par value
       $12,862,000, 5.516%,
       03/08/07, with total market
       value $12,798,719)                         $      12,547   $      12,547
   JPMorgan Chase
       5.200%, dated 01/31/07, to be
       repurchased on 02/01/07,
       repurchase price $175,025,278
       (collateralized by various
       U.S. Treasury Obligations, ranging
       in par value $15,475,000-
       $73,345,000, 4.000%-7.625%,
       02/15/14-05/15/30, with total
       market value $178,505,760)                       175,000         175,000
                                                                  --------------
Total Repurchase Agreements
   (Cost $847,547) ($ Thousands)                                        847,547
                                                                  --------------
Total Investments -- 100.3%
   (Cost $847,547) ($ Thousands)                                  $     847,547
                                                                  ==============

Percentages are based on Net Assets of $844,617 ($ Thousands).
(A)   Tri-Party Repurchase Agreement.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     13

SCHEDULE OF INVESTMENTS

Treasury II Fund

January 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

100.0%  U.S. Treasury Obligations

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 100.0%
   U.S. Treasury Bills (A)
       4.839%, 02/01/07                           $       4,580   $       4,580
       4.821%, 02/08/07                                 101,645         101,554
       4.799%, 02/15/07                                  32,898          32,837
       4.869%, 03/15/07                                  10,000           9,944
       4.928%, 03/29/07                                  25,000          24,811
       5.070%, 07/19/07                                  20,000          19,538
   U.S. Treasury Notes
       2.250%, 02/15/07                                  31,000          30,968
       3.375%, 02/28/07                                  30,000          29,963
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $254,195) ($ Thousands)                                        254,195
                                                                  --------------
Total Investments -- 100.0%
   (Cost $254,195) ($ Thousands)                                  $     254,195
                                                                  ==============

Percentages are based on Net Assets of $254,227 ($ Thousands).
(A)   The rate reported is the effective yield at time of purchase.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
14                     SEI Daily Income Trust / Annual Report / January 31, 2007

Short-Duration Government Fund

January 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

59.9%  U.S. Government Agency Mortgage-Backed Obligations
32.1%  U.S. Government Agency Obligations
 7.9%  Repurchase Agreement
 0.1%  U.S. Treasury Obligations

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 64.6%
   FHLMC
       7.220%, 02/01/07 (A)                       $         337   $         344
       7.157%, 02/01/07 (A)                               4,859           4,963
       7.088%, 02/01/07 (A)                                 100             103
       7.058%, 02/01/07 (A)                                  57              58
       7.027%, 02/01/07 (A)                                 113             115
       7.001%, 02/01/07 (A)                                  58              59
       6.903%, 02/01/07 (A)                                 186             191
       6.887%, 02/01/07 (A)                                  73              74
       6.885%, 02/01/07 (A)                                  56              57
       6.884%, 02/01/07 (A)                                 296             299
       6.877%, 02/01/07 (A)                                 217             222
       6.870%, 02/01/07 (A)                                 106             107
       6.805%, 02/01/07 (A)                                 281             289
       6.800%, 02/01/07 (A)                                   6               6
       6.763%, 02/01/07 (A)                                  61              62
       6.625%, 02/01/07 to 07/01/07 (A)                      76              77
       6.560%, 02/01/07 (A)                                  28              28
       6.511%, 02/01/07 (A)                                 351             350
       6.250%, 02/01/07 (A)                                   7               7
       6.125%, 02/01/07 to 01/01/08 (A)                      26              26
       6.048%, 03/01/19 (A)                                  49              49
       6.000%, 06/01/21                                   2,750           2,781
       5.875%, 02/01/07 to 12/01/07 (A)                      39              39
       5.750%, 10/01/07 to 12/01/07 (A)                      23              24
       5.625%, 10/01/07 to 01/01/08 (A)                      14              16
       5.500%, 08/01/07 to 09/01/07 (A)                      25              25
       5.375%, 08/01/07 to 11/01/07 (A)                      30              30
       5.250%, 08/01/07 to 09/01/07 (A)                      55              56
       5.125%, 10/01/07 (A)                                  15              15
       4.875%, 08/01/07 (A)                                  21              21
   FHLMC REMIC, Ser 2481, Cl BC
       5.250%, 08/15/30                                      --              --
   FHLMC REMIC, Ser 2587, Cl ET
       3.700%, 07/15/17                                   1,209           1,155
   FHLMC REMIC, Ser 2617, Cl UN
       4.500%, 08/15/12                                   1,410           1,400
   FHLMC REMIC, Ser 2630, Cl KN
       2.500%, 04/15/13                                   1,685           1,645
   FHLMC REMIC, Ser 2684, Cl GN
       3.250%, 05/15/23                                   1,060           1,044

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC REMIC, Ser 2691, Cl OK
       3.500%, 05/15/17                           $          35   $          35
   FHLMC REMIC, Ser 2750, Cl OA
       3.500%, 10/15/11                                     115             115
   FHLMC REMIC, Ser 2760, Cl PH
       3.500%, 10/15/21                                   1,415           1,393
   FHLMC REMIC, Ser 2760, Cl PK
       4.500%, 10/15/21                                   1,768           1,754
   FHLMC REMIC, Ser 2890, Cl PJ
       4.500%, 09/15/24                                   3,209           3,169
   FHLMC REMIC, Ser 2975, Cl VT (A)
       5.000%, 02/01/07                                   2,987           2,967
   FHLMC REMIC, Ser T-42, Cl A5
       7.500%, 02/25/42                                   1,231           1,274
   FNMA
       7.241%, 02/01/07 (A)                               1,633           1,665
       7.226%, 02/01/07 (A)                                 847             855
       7.099%, 02/01/07 (A)                               1,679           1,714
       7.000%, 08/01/36                                     324             332
       6.775%, 10/01/07                                     528             528
       6.610%, 04/01/09                                     154             156
       6.490%, 08/01/08                                     534             537
       6.645%, 02/01/07 (A)                               2,130           2,136
       6.229%, 12/01/08                                   1,389           1,397
       6.210%, 08/01/08                                   1,239           1,243
       6.150%, 09/01/08                                   3,102           3,112
       6.130%, 10/01/08                                     142             142
       6.085%, 10/01/08                                     359             360
       6.059%, 02/01/07 (A)                                 432             434
       6.010%, 06/01/09                                     335             336
       5.735%, 01/01/09                                   1,327           1,329
       5.500%, 02/01/19                                   4,000           3,983
       5.016%, 02/01/13                                      92              91
       4.621%, 04/01/13                                     194             188
   FNMA REMIC, Ser 1993-32, Cl H
       6.000%, 03/25/23                                     131             131
   FNMA REMIC, Ser 1994-77, Cl FB (A)
       6.843%, 02/25/07                                      27              28
   FNMA REMIC, Ser 1995-13, Cl C
       6.500%, 10/25/08                                     101             101
   FNMA REMIC, Ser 1997-M5, Cl B
       6.650%, 08/25/07                                     172             171
   FNMA REMIC, Ser 2001-53, Cl CA
       5.750%, 06/25/31                                     159             159
   FNMA REMIC, Ser 2002-3, Cl PG
       5.500%, 02/25/17                                   2,000           2,001
   FNMA REMIC, Ser 2002-53, Cl FK (A)
       5.720%, 02/25/07                                     543             544
   FNMA REMIC, Ser 2003-76, Cl CA
       3.750%, 07/25/33                                   1,672           1,516
   FNMA REMIC, Ser 2006-39, Cl PB
       5.500%, 07/25/29                                   3,035           3,034


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     15

SCHEDULE OF INVESTMENTS

Short-Duration Government Fund (Concluded)

January 31, 2007
--------------------------------------------------------------------------------
                                                  Face Amount             Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA REMIC, Ser 2006-53, Cl PA
       5.500%, 12/25/26                           $       4,000   $       3,998
   FNMA REMIC, Ser 2006-76, Cl QF (A)
       5.720%, 02/25/07                                   4,766           4,794
   FNMA REMIC, Ser G92-61, Cl FA (A)
       5.993%, 02/25/07                                     285             289
   FNMA REMIC, Ser G93-5, Cl Z
       6.500%, 02/25/23                                      59              60
   FNMA TBA
       4.500%, 02/18/19                                   7,000           6,718
   GNMA
       7.500%, 01/15/11 to 02/15/11                          36              37
       6.500%, 06/15/16 to 09/15/17                       2,226           2,280
       6.000%, 06/15/16 to 09/15/19                       1,242           1,259
   GNMA REMIC, Ser 2004-41, Cl ED
       3.750%, 10/20/26                                     478             471
   GNMA REMIC, Ser 2006-38, Cl XS,
     IO (A)
       1.930%, 02/16/07                                     390              23
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed
   Obligations (Cost $75,397) ($ Thousands)                              74,596
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.6%
   FHLB (C)
       5.250%, 02/13/08                                  30,500          30,493
   FHLMC
       4.875%, 03/15/07                                       5               5
   FNMA
       5.000%, 03/15/16                                   9,517           9,424
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $39,757) ($ Thousands)                                          39,922
                                                                  --------------

U.S. TREASURY OBLIGATIONS -- 0.1%
   U.S. Treasury Notes (C)
       3.000%, 11/15/07                                     100              98
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $100) ($ Thousands)                                                 98
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (B) -- 8.6%

   UBS Securities LLC
       5.270%, dated 01/31/07, to be
       repurchased on 02/01/07,
       repurchase price $9,901,449
       (collateralized by various
       U.S. Government obligations,
       ranging in par value $1,309,839-
       $11,440,000, 4.000%-11.500%,
       06/01/07-10/01/36, with total
       market value $10,099,298)                    $     9,900   $       9,900
                                                                  --------------
Total Repurchase Agreement
   (Cost $9,900) ($ Thousands)                                            9,900
                                                                  --------------
Total Investments -- 107.9%
   (Cost $125,154) ($ Thousands)                                  $     124,516
                                                                  ==============

Futures Contracts -- a summary of the open futures contracts held by the Fund at January 31, 2007, is as follows (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                NUMBER OF                         APPRECIATION
         TYPE OF                CONTRACTS       EXPIRATION       (DEPRECIATION)
        CONTRACT              LONG (SHORT)         DATE          ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond             (42)         Mar-2007            $ 37
U.S. 5-Year Note                    (77)         Mar-2007              37
U.S. 2-Year Note                    181          Mar-2007             (38)
U.S. 10-Year Note                  (138)         Mar-2007             106
                                                                     ----
                                                                     $142
                                                                     ====

Percentages are based on Net Assets of $115,462 ($Thousands).
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2007. The date shown is the earlier of the reset date or the demand date.
(B)   Tri-Party Repurchase Agreement.
(C) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at the time of purchase.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
16                     SEI Daily Income Trust / Annual Report / January 31, 2007

Intermediate-Duration Government Fund

January 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

61.2%  U.S. Government Agency Mortgage-Backed Obligations
22.0%  U.S. Government Agency Obligations
13.3%  U.S. Treasury Obligations
 3.5%  Repurchase Agreement

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 63.4%
   FHLMC
       8.250%, 12/01/07 to 12/01/09               $          13   $          13
       6.500%, 01/01/18                                      77              79
       6.000%, 07/01/13 to 09/01/24                       4,612           4,660
       5.500%, 06/01/19 to 12/01/20                       1,236           1,230
   FHLMC REMIC, Ser 1599, Cl C
       6.100%, 10/15/23                                     599             605
   FHLMC REMIC, Ser 165, Cl K
       6.500%, 09/15/21                                      27              27
   FHLMC REMIC, Ser 2586, Cl NK
       3.500%, 08/15/16                                     193             185
   FHLMC REMIC, Ser 2587, Cl ET
       3.700%, 07/15/17                                     698             667
   FHLMC REMIC, Ser 2630, Cl HA
       3.000%, 01/15/17                                   1,601           1,509
   FHLMC REMIC, Ser 2635, Cl NJ
       3.000%, 03/15/17                                     436             409
   FHLMC REMIC, Ser 2760, Cl PH
       3.500%, 10/15/21                                     613             604
   FNMA
       9.500%, 05/01/18                                      66              71
       8.000%, 05/01/08 to 06/01/08                          13              13
       7.056%, 08/01/07                                     147             147
       6.800%, 10/01/07                                       4               4
       6.620%, 01/01/08                                     190             190
       6.460%, 06/01/09                                     544             552
       5.931%, 02/01/12                                     675             690
       5.625%, 12/01/11                                   1,775           1,800
       5.044%, 08/01/15                                     676             666
       4.826%, 04/01/13                                   6,526           6,380
       3.790%, 07/01/13                                   1,096           1,014
   FNMA REMIC, Ser 2001-51, Cl QN
       6.000%, 10/25/16                                     668             675
   FNMA REMIC, Ser 2004-27, Cl HN
       4.000%, 05/25/16                                     647             632
   FNMA TBA
       6.000%, 05/01/21 to 08/01/21                         915             926
       4.500%, 02/18/19                                   2,000           1,919
   GNMA
       8.750%, 07/20/17                                      12              13
       8.500%, 11/20/16 to 08/20/17                         103             109
       8.250%, 04/15/08 to 07/15/08                          21              21
       6.000%, 04/15/09 to 09/15/24                       1,048           1,059
   GNMA TBA
       7.500%, 11/15/25 to 09/15/36                         993           1,033

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Small Business Administration,
     Ser 2005-P10B, Cl 1
       4.940%, 08/10/15                           $       1,691   $       1,658
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed Obligations
   (Cost $30,155) ($ Thousands)                                          29,560
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.8%
   FHLMC
       6.000%, 06/15/11                                   5,725           5,923
   FNMA
       5.000%, 03/15/16                                   4,731           4,685
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $10,419) ($ Thousands)                                          10,608
                                                                  --------------

U.S. TREASURY OBLIGATIONS -- 13.8%
   U.S. Treasury Bonds (A)
       10.375%, 11/15/12                                    200             208
   U.S. Treasury Notes
       4.750%, 03/31/11                                   6,250           6,233
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $6,410) ($ Thousands)                                            6,441
                                                                  --------------

REPURCHASE AGREEMENT (B) -- 3.6%
   UBS Securities LLC
       5.270%, dated 01/31/07, to be
       repurchased on 02/01/07,
       repurchase price $1,700,249
       (collateralized by various
       U.S. Government obligations,
       ranging in par value $600,000-
       $11,550,000, 4.000%-7.000%,
       06/01/11-09/01/36, with total
       market value $1,736,237)                           1,700           1,700
                                                                  --------------
Total Repurchase Agreement
   (Cost $1,700) ($ Thousands)                                            1,700
                                                                  --------------
Total Investments -- 103.6%
   (Cost $48,684) ($ Thousands)                                   $      48,309
                                                                  ==============

Futures Contracts -- a summary of the open futures contracts held by the Fund at January 31, 2007, is as follows (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                               NUMBER OF                          APPRECIATION
       TYPE OF                 CONTRACTS        EXPIRATION       (DEPRECIATION)
      CONTRACT                LONG (SHORT)         DATE           ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond           (15)           Mar-2007            $  5
U.S. 5-Year Note                   80            Mar-2007             (48)
U.S. 2-Year Note                  (48)           Mar-2007              51
U.S. 10-Year Note                 (61)           Mar-2007             102
                                                                     ----
                                                                     $110
                                                                     ====

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                    17

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund (Concluded)

January 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $46,635 ($ Thousands).
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at the time of purchase.
(B)   Tri-Party Repurchase Agreement.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
18                    SEI Daily Income Trust / Annual Report / January 31, 2007

GNMA Fund

January 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

88.5%  U.S. Government Agency Mortgage-Backed Obligations
11.5%  Repurchase Agreement

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 99.1%
   FHLMC
      6.500%, 09/01/19                                  $   814   $         831
   FNMA
      8.000%, 09/01/14 to 09/01/28                          310             330
      7.000%, 08/01/29 to 09/01/32                          628             645
      6.500%, 09/01/32                                      372             380
   FNMA REMIC, Ser 1990-91, Cl G
      7.000%, 08/25/20                                       66              68
   FNMA REMIC, Ser 1992-105, Cl B
      7.000%, 06/25/22                                      132             137
   FNMA REMIC, Ser 2002-42, Cl C
      6.000%, 07/25/17                                    1,500           1,526
   GNMA
      12.500%, 06/15/14                                      --              --
      12.000%, 04/15/14                                      --              --
      10.000%, 05/15/16 to 04/15/20                          31              37
      9.500%, 06/15/09 to 11/15/20                          368             388
      9.000%, 12/15/17 to 05/15/22                          325             344
      8.500%, 08/15/08 to 06/15/17                           89              97
      8.000%, 04/15/17 to 03/15/32                        1,309           1,381
      7.750%, 10/15/26                                       49              51
      7.500%, 02/15/27 to 05/15/36                        1,922           2,004
      7.250%, 01/15/28                                      192             199
      7.000%, 04/15/19 to 07/15/36                       14,091          14,557
      6.750%, 11/15/27                                       82              84
      6.500%, 11/15/07 to 07/15/35                       15,128          15,520
      6.000%, 02/15/17 (A)                                  633             641
      6.000%, 02/15/09 to 08/15/36                       21,210          21,440
      5.500%, 10/15/32 to 11/15/35                       21,651          21,447
      5.000%, 04/15/33 to 12/15/36                       29,050          28,060
      4.500%, 08/15/33 to 01/15/36                       10,811          10,140
   GNMA REMIC, Ser 2002-45, Cl QE
      6.500%, 06/20/32                                    2,016           2,075
   GNMA REMIC, Ser 2003-63, Cl UV
      3.500%, 07/20/30                                    2,547           2,422
   GNMA REMIC, Ser 2006-38, Cl XS, IO
      1.930%, 09/16/35                                    5,198             302
   GNMA TBA
      6.500%, 02/19/34                                    7,000           7,160
      6.000%, 02/15/35                                      810             818
      5.500%, 02/15/34                                    9,400           9,303
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed Obligations
   (Cost $144,085) ($ Thousands)                                        142,387
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (B) -- 12.9%
   UBS Securities LLC
     5.270%, dated 01/31/07, to be
     repurchased on 02/01/07,
     repurchase price $18,502,708
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $7,695,000-
     $11,700,000, 6.500%-9.500%,
     12/01/08-11/01/36, with total
     market value $18,871,656)                         $ 18,500   $      18,500
                                                                  --------------
Total Repurchase Agreement
   (Cost $18,500) ($ Thousands)                                          18,500
                                                                  --------------
Total Investments -- 112.0%
   (Cost $162,585) ($ Thousands)                                  $     160,887
                                                                  ==============

Futures Contracts -- a summary of the open futures contracts held by the Fund at January 31, 2007, is as follows (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                      NUMBER OF                    APPRECIATION
      TYPE OF                         CONTRACTS     EXPIRATION    (DEPRECIATION)
     CONTRACT                        LONG (SHORT)      DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                    7         Mar-2007          $(25)
U.S. 5-Year Note                          (7)        Mar-2007             4
U.S. 10-Year Note                        (57)        Mar-2007            28
                                                                       ----
                                                                       $  7
                                                                       ====

Percentages are based on Net Assets of $143,711 ($ Thousands).
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at the time of purchase.
(B)   Tri-Party Repurchase Agreement.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     19

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund

January 31, 2007
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

80.3%  Asset-Backed Securities
10.7%  Corporate Bonds
 6.7%  U.S. Government Agency Mortgage-Backed Obligations
 1.7%  Repurchase Agreement
 0.4%  Certificate of Deposit
 0.2%  Collateralized Loan Obligation

* Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 81.0%

AUTOMOTIVE -- 18.0%
   Aesop Funding II LLC, Ser 2005-1A,
     Cl A2 (A) (B)
       5.380%, 02/25/07                           $         800   $         800
   Americredit Automobile Receivables
     Trust, Ser 2004-CA, Cl A3
       3.000%, 03/06/09                                     184             183
   Americredit Automobile Receivables
     Trust, Ser 2005-CF, Cl A3
       4.470%, 05/06/10                                     678             675
   Americredit Automobile Receivables
     Trust, Ser 2007-AX, Cl A2 (A)
       5.290%, 02/06/07                                   1,020           1,019
   BMW Vehicle Owner Trust,
     Ser 2004-A, Cl A4
       3.320%, 02/25/09                                     260             258
   BMW Vehicle Owner Trust,
     Ser 2005-A, Cl A4
       4.280%, 02/25/10                                   1,420           1,403
   Capital Auto Receivables Asset
     Trust, Ser 2005-1, Cl B (A)
       5.695%, 02/15/07                                     440             442
   Capital One Auto Finance Trust,
     Ser 2003-A, Cl A4A
       2.470%, 01/15/10                                     963             958
   Capital One Auto Finance Trust,
     Ser 2003-B, Cl A4
       3.180%, 09/15/10                                   1,916           1,896
   Carmax Auto Owner Trust,
     Ser 2004-2, Cl A4
       3.460%, 09/15/11                                     449             439
   Carmax Auto Owner Trust,
     Ser 2005-2, Cl A3 (A)
       4.210%, 02/15/07                                   1,450           1,437
   Carmax Auto Owner Trust,
     Ser 2006-2, Cl A3
       5.150%, 02/15/11                                   1,700           1,695
   Chase Manhattan Auto Owner Trust,
     Ser 2003-A, Cl A4
       2.060%, 12/15/09                                     893             887
   Chase Manhattan Auto Owner Trust,
     Ser 2004-A, Cl A4
       2.830%, 09/15/10                                   1,924           1,889

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Chase Manhattan Auto Owner Trust,
     Ser 2006-A, Cl A3
       5.340%, 07/15/10                           $       1,490   $       1,490
   DaimlerChrysler Auto Trust,
     Ser 2005-B, Cl A3
       4.040%, 09/08/09                                     482             479
   DaimlerChrysler Auto Trust,
     Ser 2006-C, Cl A2
       5.250%, 05/08/09                                   1,750           1,749
   Ford Credit Auto Owner Trust,
     Ser 2006-B, Cl A2A
       5.420%, 07/15/09                                   1,500           1,500
   Harley-Davidson Motorcycle Trust,
     Ser 2007-1, Cl A2
       5.290%, 01/15/11                                     500             500
   Honda Auto Receivables Owner
     Trust, Ser 2005-3, Cl A3
       3.870%, 04/20/09                                     768             762
   Household Automotive Trust,
     Ser 2005-1, Cl A3
       4.150%, 02/17/10                                   1,215           1,207
   Household Automotive Trust,
     Ser 2005-2, Cl A3
       4.370%, 05/17/10                                   3,051           3,027
   Household Automotive Trust,
     Ser 2005-3, Cl A3
       4.800%, 10/18/10                                   1,070           1,064
   Household Automotive Trust,
     Ser 2007-1, Cl A2
       5.320%, 05/17/10                                     600             599
   Hyundai Auto Receivables Trust,
     Ser 2005-A, Cl A3
       3.980%, 11/16/09                                     659             652
   Long Beach Auto Receivables Trust,
     Ser 2006-B, Cl A3
       5.170%, 08/15/11                                   1,150           1,147
   M&I Auto Loan Trust, Ser 2005-1,
     Cl A3
       4.830%, 09/21/09                                   2,500           2,489
   Merrill Auto Trust Securitization,
     Ser 2005-1, Cl B (A)
       5.560%, 02/25/07                                     392             392
   Morgan Stanley Auto Loan Trust,
     Ser 2004-HB1, Cl A4
       3.330%, 10/15/11                                     519             513
   Navistar Financial Corporate Owner
     Trust, Ser 2003-A, Cl A4
       2.240%, 11/15/09                                     986             978
   Nissan Auto Lease Trust,
     Ser 2005-A1, Cl A3
       4.700%, 10/15/08                                   1,275           1,271
   Nissan Auto Receivables Owner
     Trust, Ser 2005-C, Cl A3 (A)
       4.190%, 02/16/07                                     760             753
--------------------------------------------------------------------------------
20                     SEI Daily Income Trust / Annual Report / January 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nissan Auto Receivables Owner
     Trust, Ser 2006-A, Cl A2
       4.800%, 06/16/08                           $         324   $         323
   Nissan Auto Receivables Owner
     Trust, Ser 2006-A, Cl A3
       4.740%, 09/15/09                                     665             660
   Nissan Auto Receivables Owner
     Trust, Ser 2006-B, Cl A3
       5.160%, 02/15/10                                   1,035           1,032
   Onyx Acceptance Owner Trust,
     Ser 2003-C, Cl A4
       2.660%, 05/17/10                                     711             708
   USAA Auto Owner Trust,
     Ser 2005-3, Cl A3
       4.550%, 02/16/10                                   1,230           1,221
   WFS Financial Owner Trust,
     Ser 2003-3, Cl A4
       3.250%, 05/20/11                                   1,888           1,871
   WFS Financial Owner Trust,
     Ser 2005-2, Cl B
       4.570%, 11/19/12                                   1,234           1,219
   Wachovia Auto Owner Trust,
     Ser 2005-B, Cl A3
       4.790%, 04/20/10                                   1,010           1,004
   World Omni Auto Receivables
     Trust, Ser 2004-A, Cl B (D)
       3.620%, 07/12/11                                     473             465
                                                                  --------------
                                                                         43,056
                                                                  --------------
CREDIT CARD -- 12.0%
   Advanta Business Card Master Trust,
     Ser 2005-A4, Cl A4
       4.750%, 01/20/11                                   1,000             993
   Advanta Business Card Master Trust,
     Ser 2005-C1, Cl C1 (A)
       5.830%, 02/20/07                                   1,500           1,507
   Advanta Business Card Master Trust,
     Ser 2006-A3, Cl A
       5.300%, 05/21/12                                   1,250           1,252
   Advanta Business Card Master Trust,
     Ser 2006-B2, Cl B2 (A)
       5.570%, 02/20/07                                   2,000           2,010
   Bank of America Credit Card Trust,
     Ser 2006-C7, Cl C7 (A)
       5.550%, 02/15/07                                   1,000           1,001
   Bank of America Credit Card Trust,
     Ser 2007-C1, Cl C1 (A)
       5.625%, 02/26/07                                   1,250           1,250
   Cabela's Master Credit Card Trust,
     Ser 2006-3A, Cl B (A) (B)
       5.520%, 02/15/07                                   2,000           2,000
   Capital One Multi-Asset Executive
     Trust, Ser 2004-B4, Cl B4 (A)
       5.620%, 02/15/07                                   1,550           1,551

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Capital One Multi-Asset Executive
     Trust, Ser 2005-B2, Cl B2 (A)
       5.470%, 02/15/07                           $       1,500   $       1,502
   Capital One Multi-Asset Executive
     Trust, Ser 2007-C2, Cl C2 (A)
       0.000%, 03/15/07                                   1,200           1,202
   Chase Credit Card Master Trust,
     Ser 2004-2, Cl A (A)
       5.360%, 02/15/07                                   1,010           1,010
   Discover Card Master Trust,
     Ser 2004-2, Cl A1 (A)
       5.340%, 02/18/07                                   1,250           1,250
   Discover Card Master Trust,
     Ser 2005-1, Cl B (A)
       5.470%, 02/18/07                                   1,133           1,135
   GE Capital Credit Card Master Trust,
     Ser 2004-2, Cl B (A)
       5.580%, 02/22/07                                   2,000           2,001
   Household Credit Card Master Note
     Trust, Ser 2006-B, Cl A
       5.100%, 06/15/12                                   1,600           1,594
   Metris Master Trust, Ser 2005-1A,
     Cl B (A)
       5.740%, 02/06/07                                   1,675           1,668
   Metris Master Trust, Ser 2005-2,
     Cl B (A)
       5.600%, 02/20/07                                   1,000           1,000
   Providian Gateway Master Trust,
     Ser 2004-EA, Cl A (A) (B)
       5.450%, 02/15/07                                     565             566
   Providian Gateway Master Trust,
     Ser 2004-FA, Cl A (B)
       3.650%, 11/15/11                                   2,750           2,716
   Washington Mutual Master Note
     Trust, Ser 2006-C2A, Cl C2 (A) (B)
       5.820%, 02/15/07                                   1,300           1,300
                                                                  --------------
                                                                         28,508
                                                                  --------------
MISCELLANEOUS BUSINESS SERVICES -- 9.8%
   ACAS Business Loan Trust,
     Ser 2005-1A, Cl A1 (A) (B)
       5.610%, 04/25/07                                   1,000           1,001
   AICCO Premium Finance Master
     Trust, Ser 2005-1, Cl A (A)
       5.400%, 02/15/07                                   1,470           1,470
   Arkle Master Issuer PLC,
     Ser 2006-1A, Cl M (A) (B)
       5.557%, 02/20/07                                   1,000           1,000
   CIT Equipment Collateral,
     Ser 2005-EF1, Cl A3
       4.420%, 05/20/09                                   1,082           1,075
   CNH Equipment Trust,
     Ser 2004-A, Cl A3B
       2.940%, 10/15/08                                     561             558
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     21

SCHEDULE OF INVESTMENTS

January 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   CNH Equipment Trust,
     Ser 2005-A, Cl A3
       4.020%, 04/15/09                           $         670   $         665
   CNH Equipment Trust,
     Ser 2006-B, Cl A3
       5.200%, 06/15/10                                   1,255           1,253
   CNH Wholesale Master Note Trust,
     Ser 2006-1A, Cl B (A) (B)
       5.600%, 02/15/07                                     245             245
   Capital Source Commercial Loan
     Trust, Ser 2003-2A, Cl D (A) (B)
       7.820%, 02/22/07                                     125             125
   Capital Source Commercial Loan
     Trust, Ser 2004-1A, Cl A2 (A) (B)
       5.650%, 02/20/07                                     109             109
   Capital Source Commercial Loan
     Trust, Ser 2005-1A, Cl B (A) (B)
       5.600%, 02/20/07                                     440             440
   Capital Source Commercial Loan
     Trust, Ser 2006-1A, Cl C (A) (B)
       5.870%, 02/20/07                                     660             660
   Capital Source Commercial Loan
     Trust, Ser 2006-2A, Cl A2A (A) (B)
       5.530%, 02/20/07                                   1,460           1,460
   Colts Trust, Ser 2005-1A,
     Cl A1 (A) (B)
       5.585%, 03/20/07                                     290             290
   Colts Trust, Ser 2005-2A,
     Cl A (A) (B)
       5.645%, 03/20/07                                   1,950           1,954
   GE Commercial Equipment Financing
     LLC, Ser 2005-1, Cl A3A
       3.980%, 03/20/09                                     974             967
   GE Commercial Loan Trust,
     Ser 2006-3, Cl C (A) (B)
       5.910%, 04/19/07                                     962             962
   GE Corporate Aircraft Financing,
     Ser 2005-1A, Cl A1 (A) (B)
       5.390%, 02/25/07                                     469             469
   GE Equipment Small Ticket LLC,
     Ser 2005-1A, Cl B (A) (B)
       4.620%, 02/22/07                                     622             615
   GE Equipment Small Ticket LLC,
     Ser 2005-2A, Cl A4 (B)
       5.010%, 06/22/15                                   2,226           2,209
   Lambda Finance, Ser 2005-1A,
     Cl B3 (A) (B)
       5.744%, 03/08/07                                     840             840
   Madison Park Funding, Ser 2007-1A,
     Cl A1B (A) (B)
       0.000%, 09/24/07                                   1,000           1,000
   Marlin Leasing Receivables LLC,
     Ser 2005-1A, Cl B (B)
       5.090%, 08/15/12                                     121             119

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Marlin Leasing Receivables LLC,
     Ser 2006-1A, Cl A2 (B)
       5.430%, 11/17/08                           $       1,200   $       1,198
   Merritt Funding Trust, Ser 2005-2,
     Cl B (A) (B)
       6.060%, 03/28/07                                     805             806
   PFS Financing, Ser 2006-B,
     Cl A (A) (B)
       5.450%, 03/15/07                                     965             967
   Prima, Ser 2006-1, Cl A1 (B)
     5.650%, 12/25/40                                       996             992
                                                                  --------------
                                                                         23,449
                                                                  --------------
MORTGAGE RELATED -- 41.2%
   Ace Securities, Ser 2006-CW1,
     Cl A2C (A)
       5.460%, 02/25/07                                     895             896
   Adjustable Rate Mortgage Trust,
     Ser 2005-12, Cl 2A1 (A)
       5.710%, 03/25/36                                   3,005           3,005
   Advanta Mortgage Trust Loan,
     Ser 1999-4, Cl A (A)
       5.695%, 02/27/07                                     139             139
   Asset Backed Funding Certificates,
     Ser 2006-OPT2, Cl A3B (A)
       5.430%, 02/25/07                                   1,900           1,900
   Asset Securitization, Ser 1996-MD6,
     Cl A6 (A)
       7.673%, 02/11/07                                     860             873
   Bank of America Funding,
     Ser 2005-F, Cl 4A1 (A)
       5.379%, 02/01/07                                     968             961
   Bank of America Funding,
     Ser 2006-D, Cl 3A1 (A)
       5.585%, 02/01/07                                   1,270           1,267
   Bank of America Large Loan,
     Ser 2004-BBA4, Cl A2 (A) (B)
       5.480%, 02/15/07                                     362             362
   Bank of America Mortgage Securities,
     Cl 2005-F, Ser 2A2 (A)
       5.018%, 02/01/07                                   2,974           2,937
   Bank of America Mortgage Securities,
     Ser 2005-A, Cl 2A2 (A)
       4.460%, 02/01/07                                   1,904           1,867
   Bank of America Mortgage Securities,
     Ser 2005-H, Cl 2A1 (A)
       4.817%, 02/28/07                                     915             900
   Bank of America Mortgage Securities,
     Ser 2005-J, Cl 2A1 (A)
       5.096%, 02/01/07                                     334             330
   Bear Stearns Asset Backed Securities,
     Ser 2005-HE11, Cl A2 (A)
       5.570%, 02/25/07                                     275             276
--------------------------------------------------------------------------------
22                     SEI Daily Income Trust / Annual Report / January 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Asset Backed Securities,
     Ser 2006-HE1, Cl 1A1 (A)
       5.410%, 02/25/07                           $       1,024   $       1,024
   Bear Stearns Commercial Mortgage,
     Ser 1998-C1, Cl A1
       6.340%, 06/16/30                                     177             177
   Bear Stearns Commercial Mortgage,
     Ser 2005-12, Cl 11A1 (A)
       5.408%, 02/01/07                                     760             762
   C-Bass, Ser 16A, Cl A (A) (B)
       5.603%, 03/06/07                                   1,485           1,482
   Citigroup Commercial Mortgage Trust,
     Ser 2006-FL2, Cl D (A) (B)
       5.540%, 02/15/07                                     510             510
   Citigroup Mortgage Loan Trust,
     Ser 2004-HYB3, Cl 1A (A)
       3.933%, 02/01/07                                   1,231           1,236
   Citigroup Mortgage Loan Trust,
     Ser 2005-10, Cl 1A21 (A)
       5.750%, 02/01/07                                     753             754
   Citigroup Mortgage Loan Trust,
     Ser 2006-AR2, Cl 1A1 (A)
       5.635%, 02/01/07                                   1,336           1,333
   Citigroup Mortgage Loan Trust,
     Ser 2006-WFH3, Cl M1 (A)
       5.610%, 02/27/07                                   1,325           1,326
   Countrywide Asset-Backed Certificates,
     Ser 2006-2, Cl 2A2 (A)
       5.510%, 02/25/07                                     772             773
   Countrywide Home Loans,
     Ser 2004-29, Cl 1A1 (A)
       5.590%, 02/25/07                                     226             227
   Countrywide Home Loans,
     Ser 2005-7, Cl 1A1 (A)
       5.590%, 02/25/07                                     365             365
   Countrywide Home Loans,
     Ser 2005-HY10, Cl 3A1A (A)
       5.407%, 02/01/07                                   1,185           1,182
   Crusade Global Trust, Ser 2003-1,
     Cl A (A)
       5.560%, 04/17/07                                     710             711
   First Franklin Mortgage Loan,
     Ser 2007-FF1, Cl M2 (A)
       5.580%, 02/25/07                                   1,250           1,250
   First Horizon Mortgage Pass-Through
     Trust, Ser 2005-2, Cl 1A1
       5.500%, 05/25/35                                   2,124           2,120
   First Union-Lehman Brothers,
     Ser 1997-C1, Cl D
       7.500%, 04/18/29                                   1,000           1,001
   GE Commercial Loan Trust,
     Ser 2006-2, Cl C (A) (B)
       5.920%, 04/19/07                                     602             602

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GMAC Mortgage Loan,
     Ser 2005-AR6, Cl 2A1 (A)
       5.230%, 02/01/07                           $       1,321   $       1,315
   GMAC Mortgage Loan,
     Ser 2005-HE3, Cl A1 (A)
       5.430%, 02/25/07                                   1,000           1,000
   GMAC Mortgage Loan,
     Ser 2006-HE4, Cl A2 (A)
       5.460%, 02/25/07                                   2,000           2,000
   GSR Mortgage Loan Trust,
     Ser 2005-AR4, Cl 2A1 (A)
       5.059%, 07/25/35                                   2,387           2,390
   GSR Mortgage Loan Trust,
     Ser 2006-AR1, Cl 2A1 (A)
       5.198%, 01/25/36                                   2,673           2,655
   Granite Master Issuer PLC,
     Ser 2006-1A, Cl A5 (A) (B)
       5.445%, 04/25/07                                   1,215           1,215
   Granite Master Issuer PLC,
     Ser 2006-3, Cl M1 (A)
       5.540%, 04/22/07                                     715             715
   Granite Master Issuer PLC,
     Ser 2007-1, Cl 1C1 (A)
       5.660%, 03/20/07                                     410             410
   Granite Mortgages PLC,
     Ser 2002-2, Cl 1A2 (A)
       5.540%, 04/21/07                                     835             835
   Impac CMB Trust,
     Ser 2003-12, Cl A1 (A)
       6.080%, 02/25/07                                     408             408
   Impac CMB Trust,
     Ser 2004-9, Cl 1A1 (A)
       5.700%, 02/25/07                                     686             687
   Impac CMB Trust,
     Ser 2005-2, Cl 1A1 (A)
       5.580%, 02/03/07                                     761             762
   Impac CMB Trust,
     Ser 2005-3, Cl A1 (A)
       5.560%, 02/25/07                                     625             624
   Impac CMB Trust,
     Ser 2005-5, Cl A1 (A)
       5.640%, 02/25/07                                     494             494
   Impac CMB Trust,
     Ser 2005-8, Cl 1A (A)
       5.580%, 02/25/07                                   1,225           1,227
   JP Morgan Mortgage Trust,
     Cl 2005-A6, Cl 7A1 (A)
       4.979%, 02/01/07                                     905             893
   Katonah, Ser 7A, Cl B (A) (B)
       5.794%, 02/15/07                                   1,200           1,200
   Long Beach Mortgage Loan Trust,
     Ser 2006-6, Cl 2A3 (A)
       5.470%, 02/25/07                                   1,190           1,191


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     23

SCHEDULE OF INVESTMENTS

January 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   MLCC Mortgage Investors,
     Ser 2004-G, Cl A1 (A)
       5.600%, 02/25/07                           $         288   $         288
   MLCC Mortgage Investors,
     Ser 2004-HB1, Cl A1 (A)
       5.680%, 02/25/07                                     343             343
   MLCC Mortgage Investors,
     Ser 2005-A, Cl A1 (A)
       5.550%, 02/25/07                                     342             342
   Master Adjustable Rate Mortgage
     Trust, Ser 2004-12, Cl 5A1 (A)
       4.478%, 02/01/07                                     564             561
   Merrill Lynch Mortgage Investors,
     Ser 2005-A3, Cl A1 (A)
       5.590%, 02/25/07                                     718             712
   Merrill Lynch Mortgage Investors,
     Ser 2005-A8, Cl A3A1 (A)
       5.430%, 02/25/07                                   1,328           1,328
   Merrill Lynch Mortgage Investors,
     Ser 2005-A9, Cl 2A1A (A)
       5.191%, 03/30/36                                   1,236           1,222
   Merrill Lynch Mortgage Investors,
     Ser 2006-A1, Cl 1A1 (A)
       5.895%, 02/01/07                                   2,131           2,142
   Morgan Stanley Dean Witter Capital I,
     Ser 2006-WMC1, Cl A2B (A)
       5.520%, 02/27/07                                   1,390           1,392
   Morgan Stanley Home Equity Loan,
     Ser 2005-4, Cl A2B (A)
       5.540%, 02/27/07                                   2,000           2,004
   MortgageIT Trust,
     Ser 2005-2, Cl 1A1 (A)
       5.580%, 02/25/07                                     466             466
   MortgageIT Trust,
     Ser 2005-3, Cl A1 (A)
       5.620%, 02/25/07                                   1,389           1,393
   MortgageIT Trust,
     Ser 2005-4, Cl A1 (A)
       5.600%, 02/25/07                                   1,775           1,776
   MortgageIT Trust,
     Ser 2005-5, Cl A1 (A)
       5.580%, 02/25/07                                   1,657           1,658
   New Century Home Equity Loan Trust,
     Ser 2005-B, Cl A2A (A)
       5.440%, 02/25/07                                     155             155
   New Century Home Equity Loan Trust,
     Ser 2005-C, Cl A2B (A)
       5.490%, 02/25/07                                     700             700
   Option One Mortgage Loan Trust,
     Ser 2003-3, Cl A2 (A)
       5.620%, 02/25/07                                     147             147
   Option One Mortgage Loan Trust,
     Ser 2005-5, Cl A3 (A)
       5.530%, 02/25/07                                   1,795           1,796

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl 2A2 (A)
       5.450%, 02/25/07                           $       1,590   $       1,591
   Option One Mortgage Loan Trust,
     Ser 2007-FXD1, Cl 3A3 (A)
       5.611%, 02/25/37                                     305             305
   Paragon Mortgages PLC,
     Ser 12A, Cl A2C (A) (B)
       5.484%, 02/15/07                                     495             495
   Permanent Financing PLC,
     Ser 9A, Cl 1C (A) (B)
       5.653%, 03/12/07                                   1,000           1,000
   Permanent Master Issuer PLC,
     Ser 2006-1, Cl 2C (A)
       5.760%, 04/16/07                                   1,200           1,200
   Puma Finance Limited,
     Ser S1, Cl A (A) (B)
       5.575%, 02/09/07                                     578             578
   RMAC PLC, Ser 2003-NS4A,
     Cl A2B (A) (B)
       5.656%, 03/12/07                                     448             449
   RMAC PLC, Ser 2005-NS4A,
     Cl A1B (A) (B)
       5.436%, 03/13/07                                     864             866
   RMAC Securities PLC,
     Ser 2006-NS2A, Cl A1B (A) (B)
       5.416%, 03/12/07                                     622             622
   Residential Asset Mortgage Products,
     Ser 2005-RS6, Cl A11 (A)
       5.420%, 02/25/07                                      35              35
   Residential Asset Securities,
     Ser 2005-KS7, Cl A1 (A)
       5.420%, 02/25/07                                      43              43
   Residential Asset Securities,
     Ser 2006-EMX6, Cl A3 (A)
       5.470%, 02/25/07                                   1,005           1,006
   Residential Asset Securities,
     Ser 2006-KS1, Cl A2 (A)
       5.460%, 02/25/07                                     800             800
   Residential Funding Mortgage
     Securities, Ser 2005-SA5, Cl 2A (A)
       5.353%, 11/25/35                                     895             889
   Residential Mortgage Securities Trust,
     Ser 20A, Cl A1B (A) (B)
       5.444%, 02/10/07                                     307             307
   Residential Mortgage Securities Trust,
     Ser 22A, Cl A1B (A) (B)
       5.444%, 02/14/07                                     716             716
   Sequoia Mortgage Trust,
     Ser 2004-12, Cl A1A (A)
       5.590%, 02/20/07                                     229             229
   Sequoia Mortgage Trust,
     Ser 2005-1, Cl A1 (A)
       5.550%, 02/20/07                                     226             226

--------------------------------------------------------------------------------
24                     SEI Daily Income Trust / Annual Report / January 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Terra, Ser 1, Cl A1 (A) (B)
       5.450%, 02/15/07                           $       1,379   $       1,379
   Wadsworth CDO, Ser 2006-1A,
     Cl B (A) (B)
       5.876%, 02/05/07                                     315             314
   Washington Mutual, Ser 2003-AR3,
     Cl A5 (A)
       3.930%, 02/01/07                                   1,942           1,915
   Washington Mutual, Ser 2005-AR3,
     Cl A2 (A)
       4.641%, 02/23/07                                     994             977
   Washington Mutual, Ser 2006-AR2,
     Cl 1A1 (A)
       5.329%, 02/01/07                                   1,868           1,859
   Wells Fargo Mortgage Backed
     Securities, Ser 2003-J,
     Cl 2A4 (A)
       4.450%, 02/01/07                                     920             902
   Wells Fargo Mortgage Backed
     Securities, Ser 2004-BB,
     Cl A2 (A)
       4.556%, 02/01/07                                     901             884
   Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR16,
     Cl 3A2 (A)
       4.996%, 02/01/07                                   1,807           1,792
   Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR4,
     Cl 2A2 (A)
       4.525%, 02/01/07                                   1,020           1,001
   Wells Fargo Mortgage Backed
     Securities, Ser 2006-AR5,
     Cl 2A1 (A)
       5.540%, 02/01/07                                   1,575           1,569
   Wells Fargo Mortgage Backed
     Securities, Ser 2006-AR6,
     Cl 2A1 (A)
       5.240%, 02/01/07                                   1,791           1,775
   Westpac Securitisation Trust,
     Ser 2005-1G, Cl A1 (A)
       5.459%, 03/23/07                                     491             491
   William Street Funding, Ser 2006-1,
     Cl A (A) (B)
       5.604%, 04/23/07                                   1,260           1,260
                                                                  --------------
                                                                         98,469
                                                                  --------------
Total Asset Backed Securities
   (Cost $193,660) ($ Thousands)                                        193,482
                                                                  --------------

CORPORATE BONDS -- 10.8%

AUTO FINANCE -- 1.4%
   DaimlerChrysler MTN, Ser E (A)
       5.901%, 02/01/07                                   2,000           2,009

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ford Motor Credit MTN (A)
       6.193%, 03/28/07                           $       1,250   $       1,250
                                                                  --------------
                                                                          3,259
                                                                  --------------
BANKS -- 2.0%
   Comerica Bank (A)
       5.401%, 03/13/07                                   1,800           1,801
       5.395%, 02/20/07                                   1,200           1,201
   Wachovia (A)
       5.480%, 03/15/07                                   1,750           1,752
                                                                  --------------
                                                                          4,754
                                                                  --------------
CONSUMER PRODUCTS -- 0.8%
   Whirlpool (A)
       5.890%, 03/15/07                                   2,000           2,005
                                                                  --------------
FINANCIAL SERVICES -- 1.3%
   FPL Group Capital
       5.551%, 02/16/08                                   1,755           1,756
   General Electric Capital (A)
       5.450%, 04/28/07                                   1,250           1,251
                                                                  --------------
                                                                          3,007
                                                                  --------------
FOOD, BEVERAGE & TOBACCO -- 1.3%
   General Mills (A)
       5.500%, 04/23/07                                   1,500           1,500
   Sabmiller PLC (A) (B)
       5.660%, 04/01/07                                   1,705           1,707
                                                                  --------------
                                                                          3,207
                                                                  --------------
INSURANCE -- 2.1%
   Marsh & Mclennan (A)
       5.500%, 04/13/07                                   1,420           1,420
   Monumental Global Funding (A) (B)
       5.560%, 04/16/07                                   1,900           1,901
   Principal Life (A)
       5.534%, 02/15/07                                     750             752
   Travelers Property Casualty
       3.750%, 03/15/08                                   1,000             976
                                                                  --------------
                                                                          5,049
                                                                  --------------
INVESTMENT BANKER/BROKER DEALER -- 1.7%
   Citigroup (A)
       5.393%, 03/28/07                                   1,610           1,610
   Credit Suisse First Boston USA (A)
       5.480%, 03/02/07                                   1,500           1,502
   Morgan Stanley MTN (A)
       5.660%, 04/04/07                                   1,000           1,001
                                                                  --------------
                                                                          4,113
                                                                  --------------
PETROLEUM & FUEL PRODUCTS -- 0.2%
   Keyspan
       4.900%, 05/16/08                                     360             357
                                                                  --------------
Total Corporate Bonds
   (Cost $25,751) ($ Thousands)                                          25,751
                                                                  --------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     25

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund (Concluded)

January 31, 2007
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 6.7%
   FHLMC
       7.000%, 03/01/07                           $           4   $           5
       6.929%, 02/01/07 (A)                               1,717           1,723
       6.892%, 02/01/07 (A)                               1,102           1,101
   FHLMC REMIC, Ser 1599, Cl C
       6.100%, 10/15/23                                     389             393
   FHLMC REMIC, Ser 2630, Cl HA
       3.000%, 01/15/17                                   1,705           1,608
   FHLMC REMIC, Ser 2691, Cl OK
       3.500%, 05/15/17                                      35              35
   FHLMC REMIC, Ser 2727, Cl PA
       4.125%, 08/15/18                                     180             180
   FHLMC REMIC, Ser 2750, Cl OA
       3.500%, 10/15/11                                      59              59
   FNMA
       7.241%, 02/01/07 (A)                                 816             833
       7.143%, 02/01/07 (A)                                 281             282
       7.141%, 02/01/07 (A)                                 764             768
       6.994%, 02/01/07 (A)                                 179             182
       6.895%, 02/01/07 (A)                                  85              86
       6.645%, 02/01/07 (A)                               1,331           1,335
       6.413%, 02/01/07 (A)                                 230             231
       6.340%, 02/01/08                                   1,283           1,283
   FNMA REMIC, Ser 1993-220, Cl FA (A)
       5.943%, 02/25/07                                     213             215
   FNMA REMIC, Ser 1993-58, Cl H
       5.500%, 04/25/23                                     290             290
   FNMA REMIC, Ser 2001-33, Cl FA (A)
       5.770%, 02/25/07                                     389             393
   FNMA REMIC, Ser 2002-63, Cl QF (A)
       5.620%, 02/25/07                                     269             270
   FNMA REMIC, Ser 2002-64, Cl FG (A)
       5.570%, 02/18/07                                     309             311
   FNMA REMIC, Ser 2002-78, Cl AU
       5.000%, 06/25/30                                   1,008             998
   FNMA REMIC, Ser 2006-39, Cl PB
       5.500%, 07/25/29                                   3,238           3,236
   SLMA (A)
       5.470%, 03/15/07                                     238             238
                                                                  --------------
Total U.S. Government Agency Mortgage-Backed Obligations
   (Cost $16,273) ($ Thousands)                                          16,055
                                                                  --------------

CERTIFICATE OF DEPOSIT -- 0.4%
   Wells Fargo Bank
       5.090%, 03/29/07                                   1,000           1,000
                                                                  --------------
Total Certificate of Deposit
   (Cost $1,000) ($ Thousands)                                            1,000
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COLLATERALIZED LOAN OBLIGATION -- 0.2%
   Franklin, Ser 4A, Cl A (A) (B)
       5.915%, 03/22/07                           $         500   $         501
                                                                  --------------

Total Collateralized Loan Obligation
   (Cost $503) ($ Thousands)                                                501
                                                                  --------------

REPURCHASE AGREEMENT (C) -- 1.8%
   UBS Securities LLC
     5.270%, dated 01/31/07, to be
     repurchased on 02/01/07,
     repurchase price $4,200,615
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $240,000-
     $4,013,283, 6.000%-6.500%,
     02/01/36-11/01/36, with total
     market value $4,286,458)                             4,200           4,200
                                                                  --------------
Total Repurchase Agreement
   (Cost $4,200) ($ Thousands)                                            4,200
                                                                  --------------
Total Investments -- 100.9%
   (Cost $241,387) ($ Thousands)                                  $     240,989
                                                                  ==============

Percentages are based on Net Assets of $238,820 ($ Thousands).
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2007. The date shown is the earlier of the reset date or the demand date.
(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)   Tri-Party Repurchase Agreement.
(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on January 31, 2007. The coupon on a step bond changes on a specified date.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.






--------------------------------------------------------------------------------
26                     SEI Daily Income Trust / Annual Report / January 31, 2007

                      This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

January 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                          MONEY                                                              PRIME
                                                         MARKET            GOVERNMENT         GOVERNMENT II             OBLIGATION
                                                           FUND                  FUND                  FUND                   FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value+                             $  933,392              $497,735              $825,018              $4,420,528
   Repurchase agreements+                               169,975               284,166                    --                 581,311
   Cash                                                       2                     1                    --                       4
   Receivable for investment securities
      sold                                                   --                    --                    --                      --
   Interest receivable                                    6,637                 2,990                 3,509                   8,891
   Receivable for fund shares sold                            1                    --                    --                      31
   Receivable for variation margin                           --                    --                    --                      --
   Receivable for administration fees                        --                    --                    --                      --
   Receivable for investment advisory
      fees                                                   --                    --                    --                      --
   Receivable for shareholder servicing
      fees                                                   --                    --                    --                      --
   Prepaid expenses                                          70                    52                    53                     296
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                       1,110,077               784,944               828,580               5,011,061
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Income distribution payable                            3,142                 1,852                 3,238                  17,332
   Payable for fund shares redeemed                         200                    --                    --                      --
   Payable for investment securities
      purchased                                              --                    --                    --                      --
   Payable for variation margin                              --                    --                    --                      --
   Shareholder servicing fees payable                       216                   111                    40                     595
   Administration fees payable                               47                    66                     9                     391
   Investment advisory fees payable                          22                    16                    16                     105
   Trustees' fees payable                                     1                     1                     1                       5
   Accrued expense payable                                   51                    37                    38                     249
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                      3,679                 2,083                 3,342                  18,677
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                        $1,106,398              $782,861              $825,238              $4,992,384
------------------------------------------------------------------------------------------------------------------------------------
   + Cost of investments and repurchase
      agreements                                     $1,103,367              $781,901              $825,018              $5,001,839

NET ASSETS:
   Paid-in-Capital -- (unlimited
      authorization -- no par value)                 $1,106,417              $782,939              $825,268              $4,992,561
   Undistributed net investment income
      (Distributions in excess of net
      investment income)                                      8                     1                    --                      19
   Accumulated net realized loss on
      investments and futures contracts                     (27)                  (79)                  (30)                   (196)
   Net unrealized depreciation on
      investments                                            --                    --                    --                      --
   Net unrealized appreciation on futures
      contracts                                              --                    --                    --                      --
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                           $1,106,398              $782,861              $825,238              $4,992,384
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                             $1.00                 $1.00                 $1.00                   $1.00
                                                ($623,314,195 /       ($507,735,038 /       ($680,218,423 /       ($3,382,050,905 /
                                             623,335,266 shares)   507,771,995 shares)   680,311,684 shares)   3,382,267,685 shares)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                             $1.00                 $1.00                 $1.00                   $1.00
                                                ($148,052,762 /       ($122,674,112 /  (     $140,930,224 /         ($715,878,964 /
                                             148,043,100 shares)   122,692,632 shares)   140,966,720 shares)     715,879,749 shares)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                             $1.00                 $1.00                 $1.00                   $1.00
                                                ($243,943,605 /       ($137,374,518 /         ($4,089,337 /         ($780,950,720 /
                                             243,959,576 shares)   137,397,769 shares)     4,089,316 shares)     780,911,846 shares)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H                               N/A                   N/A                   N/A                   $1.00
                                                                                                             ($        65,511,940 /
                                                                                                                  65,514,260 shares)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                         $1.00                 $1.00                   N/A                   $1.00
                                                 ($91,087,407 /        ($15,077,332 /                                ($47,991,063 /
                                              91,086,636 shares)    15,081,455 shares)                            47,988,348 shares)
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
28                     SEI Daily Income Trust / Annual Report / January 31, 2007

                                                                                                                    SHORT-DURATION
                                                                               TREASURY           TREASURY II           GOVERNMENT
                                                                                   FUND                  FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value+                                                       $     --              $254,195              $114,616
   Repurchase agreements+                                                       847,547                    --                9,900
   Cash                                                                               1                     1                    2
   Receivable for investment securities sold                                         --                    --               13,516
   Interest receivable                                                              123                   753                1,275
   Receivable for fund shares sold                                                   --                    --                  464
   Receivable for variation margin                                                   --                    --                   --
   Receivable for administration fees                                                --                     7                    3
   Receivable for investment advisory fees                                           --                    --                    2
   Receivable for shareholder servicing fees                                         --                    --                   --
   Prepaid expenses                                                                  53                    12                   15
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                 847,724               254,968              139,793
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Income distribution payable                                                    2,851                   701                  152
   Payable for fund shares redeemed                                                  --                    --                  213
   Payable for investment securities purchased                                       --                    --               23,898
   Payable for variation margin                                                      --                    --                   54
   Shareholder servicing fees payable                                               190                    25                   --
   Administration fees payable                                                       11                    --                   --
   Investment advisory fees payable                                                  16                     4                   --
   Trustees' fees payable                                                             1                    --                   --
   Accrued expense payable                                                           38                    11                   14
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                              3,107                   741               24,331
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                  $844,617              $254,227              $115,462
-----------------------------------------------------------------------------------------------------------------------------------
   + Cost of investments and repurchase agreements                             $847,547              $254,195              $125,154

NET ASSETS:
   Paid-in-Capital -- (unlimited authorization -- no par value)                $844,710              $254,254              $123,532
   Undistributed net investment income (Distributions in excess
      of net investment income)                                                      --                    --                  (17)
   Accumulated net realized loss on investments and futures
      contracts                                                                     (93)                  (27)              (7,557)
   Net unrealized depreciation on investments                                        --                    --                 (638)
   Net unrealized appreciation on futures contracts                                  --                    --                  142
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     $844,617              $254,227              $115,462
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                                     $1.00                 $1.00                 $9.95
                                                                        ($287,594,474 /       ($181,975,971 /       ($115,461,870 /
                                                                     287,627,132 shares)   182,138,739 shares)   11,599,397 shares)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                                     $1.00                 $1.00                  N/A
                                                                        ($359,089,997 /        ($51,983,876 /
                                                                     359,129,943 shares)    51,984,145 shares)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                                     $1.00                 $1.00                  N/A
                                                                        ($100,927,771 /        ($20,267,334 /
                                                                     100,940,967 shares)    20,278,539 shares)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H                                                       N/A                   N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                                                 $1.00                   N/A                  N/A
                                                                         ($97,004,353 /
                                                                      97,011,601 shares)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          INTERMEDIATE-
                                                                               DURATION                                      ULTRA
                                                                             GOVERNMENT                  GNMA           SHORT BOND
                                                                                   FUND                  FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value+                                                        $46,609              $142,387              $236,789
   Repurchase agreements+                                                         1,700                18,500                4,200
   Cash                                                                              90                   112                1,115
   Receivable for investment securities sold                                      8,774                 6,903                   73
   Interest receivable                                                              377                   601                  917
   Receivable for fund shares sold                                                   --                    12                   70
   Receivable for variation margin                                                   15                     4                   --
   Receivable for administration fees                                                 4                    --                   --
   Receivable for investment advisory fees                                           --                    --                   --
   Receivable for shareholder servicing fees                                         --                    55                   --
   Prepaid expenses                                                                  21                     7                   13
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                  57,590               168,581              243,177
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Income distribution payable                                                      108                   400                  120
   Payable for fund shares redeemed                                                  36                   102                1,978
   Payable for investment securities purchased                                   10,746                24,283                2,200
   Payable for variation margin                                                      35                    18                   --
   Shareholder servicing fees payable                                                --                    --                   --
   Administration fees payable                                                       --                    39                   21
   Investment advisory fees payable                                                   4                    12                    5
   Trustees' fees payable                                                            --                    --                   --
   Accrued expense payable                                                           26                    16                   33
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                             10,955                24,870                4,357
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                                   $46,635              $143,711              $238,820
-----------------------------------------------------------------------------------------------------------------------------------
   + Cost of investments and repurchase agreements                              $48,684              $162,585             $241,387

NET ASSETS:
   Paid-in-Capital -- (unlimited authorization -- no par value)                 $50,595              $157,171             $244,071
   Undistributed net investment income (Distributions in excess
      of net investment income)                                                     (42)                  (21)                 (32)
   Accumulated net realized loss on investments and futures
      contracts                                                                  (3,653)              (11,748)              (4,821)
   Net unrealized depreciation on investments                                      (375)               (1,698)                (398)
   Net unrealized appreciation on futures contracts                                 110                     7                   --
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                      $46,635              $143,711             $238,820
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                                    $10.13                 $9.34                 $9.97
                                                                         ($46,634,609 /       ($143,710,581 /       ($238,819,820 /
                                                                       4,603,067 shares)    15,392,200 shares)   23,962,823 shares)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                                       N/A                   N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                                       N/A                   N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H                                                       N/A                   N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                                                   N/A                   N/A                  N/A
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     29

Statements of Operations ($ Thousands)

For the year ended January 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  MONEY                                     PRIME
                                                                                 MARKET   GOVERNMENT   GOVERNMENT II   OBLIGATION
                                                                                   FUND         FUND            FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                              $65,025      $39,402         $39,754     $250,219
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                            4,173        1,863           1,493        9,212
   Shareholder Servicing Fees - Class A Shares                                    1,931        1,186           1,455        8,085
   Shareholder Servicing Fees - Sweep Class Shares                                  239           62              --          113
   Administrative & Shareholder Servicing Fees -
      Class B Shares                                                                458          370             590        2,028
   Administrative & Shareholder Servicing Fees -
      Class C Shares                                                              1,213          762              26        4,160
   Administrative & Shareholder Servicing Fees -
      Class H Shares                                                                 --           --              --          221
   Distribution Fees - Sweep Class Shares                                           479          125              --          225
   Investment Advisory Fees                                                         293          180             182        1,123
   Trustees' Fees                                                                    20           12              13           81
   Registration Fees                                                                 89           57              57          325
   Custodian/Wire Agent Fees                                                         47           36              33          232
   Pricing Fees                                                                       2            1               1            7
   Other Expenses                                                                   126           84              83          489
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                 9,070        4,738           3,933       26,301
-----------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                                                       --           --              --           --
      Administration Fees                                                        (2,474)        (680)           (290)      (1,772)
      Shareholder Servicing Fees - Class A Shares                                (1,931)      (1,186)         (1,455)      (8,085)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                   4,665        2,872           2,188       16,444
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            60,360       36,530          37,566      233,775
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON/FROM:
      Investments                                                                   (11)         (11)            (15)         (92)
      Futures Contracts                                                              --           --              --           --
      Payment by Affiliate (1)                                                       --           --              --           --
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON/FROM:
      Investments                                                                    --           --              --           --
      Futures Contracts                                                              --           --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $60,349      $36,519         $37,551     $233,683
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
(1)   See Note 3 in the Notes to the Financial Statements.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
30                     SEI Daily Income Trust / Annual Report / January 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       SHORT-DURATION  INTERMEDIATE-DURATION                ULTRA
                                                TREASURY  TREASURY II      GOVERNMENT             GOVERNMENT     GNMA  SHORT BOND
                                                    FUND         FUND            FUND                   FUND     FUND        FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                               $37,557      $11,595         $ 6,494                $ 3,398  $ 8,042     $16,558
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                             1,778          586             490                    255      484       1,192
   Shareholder Servicing Fees - Class A Shares       583          399             350                    182      378         852
   Shareholder Servicing Fees - Sweep Class
      Shares                                         249           --              --                     --       --          --
   Administrative & Shareholder Servicing Fees
      - Class B Shares                               886          180              --                     --       --          --
   Administrative & Shareholder Servicing Fees
      - Class C Shares                               561          119              --                     --       --          --
   Administrative & Shareholder Servicing Fees
      - Class H Shares                                --           --              --                     --       --          --
   Distribution Fees - Sweep Class Shares            498           --              --                     --       --          --
   Investment Advisory Fees                          172           57             140                     73      151         341
   Trustees' Fees                                     15            5               3                      2        3           7
   Registration Fees                                  47           23              14                      8       14          39
   Custodian/Wire Agent Fees                          33            8               3                      2        9          16
   Pricing Fees                                        1           --              73                     38       68         122
   Other Expenses                                     78           15              17                      5       17          27
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                  4,901        1,392           1,090                    565    1,124       2,596
-----------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                        --           --             (36)                    --       --        (150)
      Administration Fees                           (640)         (84)            (74)                   (19)      --        (401)
      Shareholder Servicing Fees - Class A
         Shares                                     (583)        (399)           (350)                  (182)    (217)       (852)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                    3,678          909             630                    364      907       1,193
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             33,879       10,686           5,864                  3,034    7,135      15,365
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON/FROM:
      Investments                                     --            1          (1,127)                (1,624)    (659)     (1,432)
      Futures Contracts                               --           --            (671)                  (336)     (45)         --
      Payment by Affiliate (1)                        --          100              --                     --       --          --
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON/FROM:
      Investments                                     --           --           1,075                  1,302   (1,344)      1,806
      Futures Contracts                               --           --             158                    120       (6)         --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $33,879      $10,787         $ 5,299                $ 2,496  $ 5,081     $15,739
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     31

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

---------------------------------------------------------------------------------------------------------------------------------
                                                                               MONEY MARKET                   GOVERNMENT
                                                                                   FUND                          FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                               2007           2006           2007           2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $    60,360    $    27,013    $    36,530    $    19,694
   Net Realized Gain (Loss) on Investments and Payment by Affiliate             (11)           (17)           (11)            --
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      60,349         26,996         36,519         19,694
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                                (38,436)       (16,207)       (23,220)       (11,793)
     Class B                                                                 (7,046)        (3,339)        (5,642)        (4,120)
     Class C                                                                (10,860)        (5,096)        (6,652)        (3,066)
     Class H                                                                     --             --             --             --
     Sweep Class                                                             (4,014)        (2,372)        (1,015)          (715)
---------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                          (60,356)       (27,014)       (36,529)       (19,694)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                            4,626,500      3,325,894      2,520,525      3,986,557
   Reinvestment of Dividends & Distributions                                 26,248          8,412         12,365          5,484
   Cost of Shares Redeemed                                               (4,421,639)    (3,466,934)    (2,492,596)    (3,894,032)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions              231,109       (132,628)        40,294         98,009
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                              917,031        821,330      1,339,355      1,160,464
   Reinvestment of Dividends & Distributions                                  1,382            446          1,537          1,104
   Cost of Shares Redeemed                                                 (894,210)      (805,575)    (1,340,240)    (1,196,288)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions               24,203         16,201            652        (34,720)
---------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                            1,084,772      1,088,472        653,701        469,963
   Reinvestment of Dividends & Distributions                                    458            302             --             --
   Cost of Shares Redeemed                                               (1,073,354)    (1,008,759)      (645,740)      (426,814)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions               11,876         80,015          7,961         43,149
---------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                   --             --             --             --
   Reinvestment of Dividends & Distributions                                     --             --             --             --
   Cost of Shares Redeemed                                                       --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions                   --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                              520,457        584,778        284,713        276,875
   Reinvestment of Dividends & Distributions                                     --             --             31             23
   Cost of Shares Redeemed                                                 (542,477)      (540,771)      (296,027)      (278,378)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions          (22,020)        44,007        (11,283)        (1,480)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions        245,168          7,595         37,624        104,958
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                  245,161          7,577         37,614        104,958
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                        861,237        853,660        745,247        640,289
---------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                          $ 1,106,398    $   861,237    $   782,861    $   745,247
-----------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                  $         8    $        --    $         1    $        --
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1)   See Note 3 in the Notes to the Financial Statements.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
32                     SEI Daily Income Trust / Annual Report / January 31, 2007

----------------------------------------------------------------------------------------------------------------------------------
                                                                               GOVERNMENT II               PRIME OBLIGATION
                                                                                   FUND                          FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                               2007           2006           2007            2006
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $    37,566    $    22,122   $    233,775    $    129,960
   Net Realized Gain (Loss) on Investments and Payment by Affiliate             (15)            (5)           (92)            (18)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      37,551         22,117        233,683         129,942
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                                (28,378)       (17,432)      (161,020)        (88,693)
     Class B                                                                 (8,959)        (4,435)       (31,445)        (17,980)
     Class C                                                                   (229)          (254)       (37,061)        (21,185)
     Class H                                                                     --             --         (2,339)         (1,008)
     Sweep Class                                                                 --             --         (1,891)         (1,095)
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                          (37,566)       (22,121)      (233,756)       (129,961)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                            2,182,858      2,122,774     34,766,540      29,575,399
   Reinvestment of Dividends & Distributions                                  3,878          2,957         33,201          17,163
   Cost of Shares Redeemed                                               (2,082,794)    (2,064,701)   (34,374,725)    (29,608,316)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions              103,942         61,030        425,016         (15,754)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                              608,607        738,367      5,786,736       5,636,302
   Reinvestment of Dividends & Distributions                                    408            643         12,947           7,150
   Cost of Shares Redeemed                                                 (636,659)      (730,903)    (5,709,619)     (5,681,249)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions              (27,644)         8,107         90,064         (37,797)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                               26,038         60,303      5,791,860       5,162,865
   Reinvestment of Dividends & Distributions                                     --              2          9,931           6,041
   Cost of Shares Redeemed                                                  (26,398)       (74,485)    (5,800,449)     (5,119,585)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                 (360)       (14,180)         1,342          49,321
----------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                   --             --        131,479          85,991
   Reinvestment of Dividends & Distributions                                     --             --          2,339           1,008
   Cost of Shares Redeemed                                                       --             --       (104,311)        (92,214)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions                   --             --         29,507          (5,215)
----------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                                   --             --        515,873         407,174
   Reinvestment of Dividends & Distributions                                     --             --            186              68
   Cost of Shares Redeemed                                                       --             --       (513,197)       (395,019)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions               --             --          2,862          12,223
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions         75,938         54,957        548,791           2,778
----------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                   75,923         54,953        548,718           2,759
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                        749,315        694,362      4,443,666       4,440,907
----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                          $   825,238    $   749,315   $  4,992,384    $  4,443,666
-----------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                  $        --    $        --   $         19    $         --
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 TREASURY                     TREASURY II
                                                                                   FUND                          FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                               2007           2006          2007             2006
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $    33,879    $    18,770   $    10,686      $     8,452
   Net Realized Gain (Loss) on Investments and Payment by Affiliate              --              4           101              (11)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      33,879         18,774        10,787            8,441
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                                (11,401)        (8,111)       (7,210)          (6,410)
     Class B                                                                (13,518)        (6,067)       (2,510)          (1,831)
     Class C                                                                 (4,869)        (2,235)         (966)            (211)
     Class H                                                                     --             --            --               --
     Sweep Class                                                             (4,091)        (2,357)           --               --
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                          (33,879)       (18,770)      (10,686)          (8,452)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                            1,592,668      1,804,616     1,014,056(1)     1,172,871
   Reinvestment of Dividends & Distributions                                    492            507         1,132            1,217
   Cost of Shares Redeemed                                               (1,513,665)    (1,890,004)   (1,011,783)      (1,259,325)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               79,495        (84,881)        3,405          (85,237)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                            1,413,341      1,087,690       245,341(1)       362,752
   Reinvestment of Dividends & Distributions                                  3,559          1,477           154              126
   Cost of Shares Redeemed                                               (1,297,271)    (1,056,405)     (264,119)        (371,045)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions              119,629         32,762       (18,624)          (8,167)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                              792,993        818,357       439,260(1)       136,916
   Reinvestment of Dividends & Distributions                                     88             42           754               --
   Cost of Shares Redeemed                                                 (805,554)      (773,928)     (422,344)        (165,704)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions              (12,473)        44,471        17,670          (28,788)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                   --             --            --               --
   Reinvestment of Dividends & Distributions                                     --             --            --               --
   Cost of Shares Redeemed                                                       --             --            --               --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions                   --             --            --               --
----------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                              585,519        550,906            --               --
   Reinvestment of Dividends & Distributions                                     --             --            --               --
   Cost of Shares Redeemed                                                 (572,084)      (562,742)           --               --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions           13,435        (11,836)           --               --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions        200,086        (19,484)        2,451         (122,192)
----------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                  200,086        (19,480)        2,552         (122,203)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                        644,531        664,011       251,675          373,878
----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                          $   844,617    $   644,531   $   254,227      $   251,675
-----------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                  $        --    $        --   $        --      $        --
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     33

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                            SHORT-DURATION
                                                                                                            GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              2007        2006
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                  $  5,864    $  5,959
   Net Realized Gain (Loss) on Investments, Payments by Affiliate and Futures Contracts                     (1,798)     (1,844)
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts                 1,233        (681)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                                      5,299       3,434
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                                                    (6,236)     (6,742)
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                                                          (6,236)     (6,742)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
      Proceeds from Shares Issued                                                                           64,641      87,343
      Reinvestment of Dividends & Distributions                                                              4,738       5,265
      Cost of Shares Redeemed                                                                             (108,492)   (135,823)
-------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from Class A Transactions                                          (39,113)    (43,215)
-------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets                                                                (40,050)    (46,523)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                                       155,512     202,035
-------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                            $115,462    $155,512
-------------------------------------------------------------------------------------------------------------------------------
   Distributions in Excess of Net Investment Income                                                       $    (17)   $    (72)
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                                                          6,485       8,636
      Reinvestment of Distributions                                                                            475         522
      Shares Redeemed                                                                                      (10,882)    (13,463)
-------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding from Share Transactions                                 (3,922)     (4,305)
-------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
+ Adjusted to reflect the effect of the 5 for 1 reverse share split on May 6, 2005. See Note 8 in Notes to Financial Statements.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
34                     SEI Daily Income Trust / Annual Report / January 31, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         INTERMEDIATE-DURATION
                                                                                                            GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              2007        2006
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                  $  3,034   $   3,488
   Net Realized Gain (Loss) on Investments, Payments by Affiliate and Futures Contracts                     (1,960)       (830)
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts                 1,422      (1,720)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                                      2,496         938
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                                                    (3,175)     (3,755)
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                                                          (3,175)     (3,755)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
      Proceeds from Shares Issued                                                                           18,086      23,528
      Reinvestment of Dividends & Distributions                                                              1,027       1,397
      Cost of Shares Redeemed                                                                              (57,672)    (45,629)
-------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from Class A Transactions                                          (38,559)    (20,704)
-------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets                                                                (39,238)    (23,521)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                                        85,873     109,394
-------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                            $ 46,635   $  85,873
-------------------------------------------------------------------------------------------------------------------------------
   Distributions in Excess of Net Investment Income                                                       $    (42)  $     (20)
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                                                          1,790       2,272
      Reinvestment of Distributions                                                                            101         135
      Shares Redeemed                                                                                       (5,700)     (4,415)
-------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding from Share Transactions                                 (3,809)     (2,008)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 GNMA
                                                                                                                 FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              2007        2006
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                $    7,135    $  7,431
   Net Realized Gain (Loss) on Investments, Payments by Affiliate and Futures Contracts                       (704)        974
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts                (1,350)     (3,896)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                                      5,081       4,509
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                                                    (7,688)     (8,670)
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                                                          (7,688)     (8,670)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
      Proceeds from Shares Issued                                                                           21,717      51,821
      Reinvestment of Dividends & Distributions                                                              3,379       5,754
      Cost of Shares Redeemed                                                                              (45,102)    (58,229)
-------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from Class A Transactions                                          (20,006)       (654)
-------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets                                                                (22,613)     (4,815)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                                       166,324     171,139
-------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                          $  143,711    $166,324
-------------------------------------------------------------------------------------------------------------------------------
   Distributions in Excess of Net Investment Income                                                     $      (21)   $     --
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                                                          2,323       5,394
      Reinvestment of Distributions                                                                            362         602
      Shares Redeemed                                                                                       (4,831)     (6,088)
------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding from Share Transactions                                 (2,146)        (92)
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                              ULTRA SHORT
                                                                                                               BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                              2007        2006
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                                 $  15,365   $  11,264
   Net Realized Gain (Loss) on Investments, Payments by Affiliate and Futures Contracts                     (1,432)       (362)
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts                 1,806      (1,077)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                                     15,739       9,825
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                                                   (15,345)    (11,854)
--------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                                                         (15,345)    (11,854)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
      Proceeds from Shares Issued                                                                          236,013     296,269
      Reinvestment of Dividends & Distributions                                                             12,936      10,495
      Cost of Shares Redeemed                                                                             (422,740)   (209,900)
--------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from Class A Transactions                                         (173,791)     96,864
--------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets                                                               (173,397)     94,835
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                                       412,217     317,382
--------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                           $ 238,820   $ 412,217
--------------------------------------------------------------------------------------------------------------------------------
   Distributions in Excess of Net Investment Income                                                      $     (32)  $     (74)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                                                         23,734      29,708+
      Reinvestment of Distributions                                                                          1,300       1,052+
      Shares Redeemed                                                                                      (42,512)    (21,042)+
--------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding from Share Transactions                                (17,478)      9,718+
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     35

Financial Highlights

For the years ended January 31,
For a Share Outstanding Throughout the Years

-------------------------------------------------------------------------------------------------------------

                                                Net Realized
                                                         and
                    Net Asset                     Unrealized                   Dividends             Total
                       Value,          Net             Gains          Total     from Net         Dividends
                    Beginning   Investment          (Losses)           from   Investment               and
                      of Year       Income     on Securities     Operations       Income     Distributions
-------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND

   CLASS A
   2007                 $1.00        $0.05(1)            $--(1)       $0.05       $(0.05)           $(0.05)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.02                --           0.02        (0.02)            (0.02)
   CLASS B
   2007                 $1.00        $0.05(1)            $--(1)       $0.05       $(0.05)           $(0.05)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)
   CLASS C
   2007                 $1.00        $0.04(1)            $--(1)       $0.04       $(0.04)           $(0.04)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)
   SWEEP CLASS
   2007                 $1.00        $0.04(1)            $--(1)       $0.04       $(0.04)           $(0.04)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00           --(1)             --(1)          --           --(2)             --(2)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)

GOVERNMENT FUND

   CLASS A
   2007                 $1.00        $0.05(1)            $--(1)       $0.05       $(0.05)           $(0.05)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.02                --           0.02        (0.02)            (0.02)
   CLASS B
   2007                 $1.00        $0.05(1)            $--(1)       $0.05       $(0.05)           $(0.05)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)
   CLASS C
   2007                 $1.00        $0.04(1)            $--(1)       $0.04       $(0.04)           $(0.04)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00           --(1)             --(1)          --           --(2)             --(2)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)

--------------------------------------------------------------------------------------------------

                                                                          Ratio of
                                                                          Expenses   Ratio of Net
                                                             Ratio of   to Average     Investment
                     Net Asset                Net Assets     Expenses   Net Assets         Income
                    Value, End     Total     End of Year   to Average   (Excluding     to Average
                       of Year   Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets
--------------------------------------------------------------------------------------------------
MONEY MARKET FUND

   CLASS A
   2007                  $1.00      5.07%       $623,314         0.18%        0.63%          4.97%
   2006                   1.00      3.30         392,207         0.18         0.62           3.25
   2005                   1.00      1.37         524,849         0.18         0.62           1.38
   2004                   1.00      1.04         603,798         0.18         0.62           1.05
   2003                   1.00      1.61         581,097         0.18         0.63           1.59
   CLASS B
   2007                  $1.00      4.76%       $148,053         0.48%        0.68%          4.61%
   2006                   1.00      2.99         123,851         0.48         0.67           2.98
   2005                   1.00      1.07         107,650         0.48         0.67           1.10
   2004                   1.00      0.74         124,401         0.48         0.67           0.74
   2003                   1.00      1.31         159,389         0.48         0.68           1.30
   CLASS C
   2007                  $1.00      4.55%       $243,944         0.68%        0.88%          4.48%
   2006                   1.00      2.78         232,072         0.68         0.87           2.83
   2005                   1.00      0.86         152,060         0.68         0.87           0.84
   2004                   1.00      0.54         200,467         0.68         0.87           0.55
   2003                   1.00      1.11         307,236         0.68         0.88           1.10
   SWEEP CLASS
   2007                  $1.00      4.29%       $ 91,087         0.93%        1.13%          4.19%
   2006                   1.00      2.53         113,107         0.93         1.12           2.60
   2005                   1.00      0.61          69,101         0.93         1.12           0.61
   2004                   1.00      0.29          87,791         0.93         1.12           0.30
   2003                   1.00      0.85         149,729         0.93         1.13           0.85

GOVERNMENT FUND

   CLASS A
   2007                  $1.00      4.97%       $507,735         0.20%        0.54%          4.88%
   2006                   1.00      3.21         467,445         0.20         0.53           3.23
   2005                   1.00      1.30         369,440         0.20         0.53           1.32
   2004                   1.00      1.00         329,940         0.20         0.53           0.99
   2003                   1.00      1.53         370,142         0.20         0.53           1.51
   CLASS B
   2007                  $1.00      4.66%       $122,674         0.50%        0.59%          4.57%
   2006                   1.00      2.90         122,025         0.50         0.58           2.84
   2005                   1.00      1.00         156,741         0.50         0.58           0.93
   2004                   1.00      0.69         240,491         0.50         0.58           0.70
   2003                   1.00      1.23         258,488         0.50         0.58           1.20
   CLASS C
   2007                  $1.00      4.45%       $137,375         0.70%        0.79%          4.37%
   2006                   1.00      2.70         129,416         0.70         0.78           2.74
   2005                   1.00      0.80          86,267         0.70         0.78           0.77
   2004                   1.00      0.49         105,763         0.70         0.78           0.50
   2003                   1.00      1.02         138,864         0.70         0.78           1.02




--------------------------------------------------------------------------------
36                     SEI Daily Income Trust / Annual Report / January 31, 2007

-------------------------------------------------------------------------------------------------------------

                                                Net Realized
                                                         and
                    Net Asset                     Unrealized                   Dividends             Total
                       Value,          Net             Gains          Total     from Net         Dividends
                    Beginning   Investment          (Losses)           from   Investment               and
                      of Year       Income     on Securities     Operations       Income     Distributions
-------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)

   SWEEP CLASS
   2007                 $1.00        $0.04(1)            $--(1)       $0.04       $(0.04)           $(0.04)
   2006                  1.00         0.02(1)             --(1)        0.02        (0.02)            (0.02)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00           --(1)             --(1)          --           --(2)             --(2)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)

GOVERNMENT II FUND

   CLASS A
   2007                 $1.00        $0.05(1)            $--(1)       $0.05       $(0.05)           $(0.05)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)
   CLASS B
   2007                 $1.00        $0.05(1)            $--(1)       $0.05       $(0.05)           $(0.05)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)
   CLASS C
   2007                 $1.00        $0.04(1)            $--(1)       $0.04       $(0.04)           $(0.04)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00           --(1)             --(1)          --           --(2)             --(2)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)

PRIME OBLIGATION FUND

   CLASS A
   2007                 $1.00        $0.05(1)            $--(1)       $0.05       $(0.05)           $(0.05)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.02                --           0.02        (0.02)            (0.02)

--------------------------------------------------------------------------------------------------

                                                                          Ratio of
                                                                          Expenses   Ratio of Net
                                                             Ratio of   to Average     Investment
                     Net Asset                Net Assets     Expenses   Net Assets         Income
                    Value, End     Total     End of Year   to Average   (Excluding     to Average
                       of Year   Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets
--------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)

   SWEEP CLASS
   2007                  $1.00      4.19%     $   15,077         0.95%        1.04%          4.07%
   2006                   1.00      2.44          26,361         0.95         1.03           2.43
   2005                   1.00      0.55          27,841         0.95         1.03           0.51
   2004                   1.00      0.25          46,254         0.95         1.03           0.25
   2003                   1.00      0.77          52,423         0.95         1.03           0.77

GOVERNMENT II FUND

   CLASS A
   2007                  $1.00      4.96%     $  680,219         0.20%        0.49%          4.86%
   2006                   1.00      3.18         576,242         0.20         0.48           3.18
   2005                   1.00      1.27         515,216         0.20         0.48           1.25
   2004                   1.00      0.96         568,888         0.20         0.47           0.96
   2003                   1.00      1.50         669,654         0.20         0.48           1.49
   CLASS B
   2007                  $1.00      4.64%     $  140,930         0.50%        0.54%          4.56%
   2006                   1.00      2.87         168,616         0.50         0.53           2.80
   2005                   1.00      0.97         160,509         0.50         0.53           0.92
   2004                   1.00      0.66         201,085         0.50         0.52           0.66
   2003                   1.00      1.20         174,496         0.50         0.53           1.19
   CLASS C
   2007                  $1.00      4.44%     $    4,089         0.70%        0.74%          4.38%
   2006                   1.00      2.67           4,457         0.70         0.73           2.39
   2005                   1.00      0.76          18,637         0.70         0.73           0.71
   2004                   1.00      0.46          46,853         0.70         0.72           0.46
   2003                   1.00      1.00          54,860         0.70         0.73           1.00

PRIME OBLIGATION FUND

   CLASS A
   2007                  $1.00      5.06%     $3,382,051         0.20%        0.49%          4.96%
   2006                   1.00      3.28       2,957,074         0.20         0.48           3.26
   2005                   1.00      1.34       2,972,833         0.20         0.48           1.31
   2004                   1.00      1.02       3,235,847         0.20         0.48           1.02
   2003                   1.00      1.58       3,527,722         0.20         0.48           1.56

Amounts designated as "--" are $0 or have been rounded to $0.

  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)  Per share calculations were performed using average shares.
(2)  Amount represents less than $0.01 per share.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     37

Financial Highlights

For the years ended January 31,
For a Share Outstanding Throughout the Years

-------------------------------------------------------------------------------------------------------------

                                                Net Realized
                                                         and
                    Net Asset                     Unrealized                   Dividends             Total
                       Value,          Net             Gains          Total     from Net         Dividends
                    Beginning   Investment          (Losses)           from   Investment               and
                      of Year       Income     on Securities     Operations       Income     Distributions
-------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)

   CLASS B
   2007                 $1.00        $0.05(1)            $--(1)       $0.05       $(0.05)           $(0.05)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)
   CLASS C
   2007                 $1.00        $0.04(1)            $--(1)       $0.04       $(0.04)           $(0.04)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)
   CLASS H
   2007                 $1.00        $0.04(1)            $--(1)       $0.04       $(0.04)           $(0.04)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)
   SWEEP CLASS
   2007                 $1.00        $0.04(1)            $--(1)       $0.04       $(0.04)           $(0.04)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00           --(1)             --(1)          --           --(2)             --(2)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)

TREASURY FUND

   CLASS A
   2007                 $1.00        $0.05(1)            $--(1)       $0.05       $(0.05)           $(0.05)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.02                --           0.02        (0.02)            (0.02)
   CLASS B
   2007                 $1.00        $0.05(1)            $--(1)       $0.05       $(0.05)           $(0.05)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)
   CLASS C
   2007                 $1.00        $0.04(1)            $--(1)       $0.04       $(0.04)           $(0.04)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00           --(1)             --(1)          --           --(2)             --(2)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)

--------------------------------------------------------------------------------------------------

                                                                          Ratio of
                                                                          Expenses   Ratio of Net
                                                             Ratio of   to Average     Investment
                     Net Asset                Net Assets     Expenses   Net Assets         Income
                    Value, End     Total     End of Year   to Average   (Excluding     to Average
                       of Year   Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets
--------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)

   CLASS B
   2007                  $1.00      4.74%       $715,879         0.50%        0.54%          4.65%
   2006                   1.00      2.98         625,831         0.50         0.53           2.88
   2005                   1.00      1.03         663,635         0.50         0.53           1.05
   2004                   1.00      0.72         572,097         0.50         0.53           0.72
   2003                   1.00      1.28         776,902         0.50         0.53           1.26
   CLASS C
   2007                  $1.00      4.53%       $780,951         0.70%        0.74%          4.45%
   2006                   1.00      2.77         779,625         0.70         0.73           2.76
   2005                   1.00      0.83         730,310         0.70         0.73           0.82
   2004                   1.00      0.52         864,829         0.70         0.73           0.52
   2003                   1.00      1.07         929,285         0.70         0.73           1.07
   CLASS H
   2007                  $1.00      4.61%       $ 65,512         0.63%        0.67%          4.55%
   2006                   1.00      2.84          36,006         0.63         0.66           2.81
   2005                   1.00      0.90          41,221         0.63         0.66           0.90
   2004                   1.00      0.59          36,023         0.63         0.66           0.59
   2003                   1.00      1.15          44,327         0.63         0.66           1.13
   SWEEP CLASS
   2007                  $1.00      4.27%       $ 47,991         0.95%        0.99%          4.20%
   2006                   1.00      2.51          45,130         0.95         0.98           2.53
   2005                   1.00      0.58          32,908         0.95         0.98           0.58
   2004                   1.00      0.27          37,399         0.95         0.98           0.28
   2003                   1.00      0.82          56,968         0.95         0.98           0.83

TREASURY FUND

   CLASS A
   2007                  $1.00      4.95%       $287,595         0.20%        0.54%          4.87%
   2006                   1.00      3.13         208,097         0.20         0.53           3.05
   2005                   1.00      1.22         292,974         0.20         0.53           1.21
   2004                   1.00      0.96         264,544         0.20         0.53           0.92
   2003                   1.00      1.51         147,129         0.20         0.54           1.50
   CLASS B
   2007                  $1.00      4.64%       $359,090         0.50%        0.59%          4.58%
   2006                   1.00      2.82         239,461         0.50         0.58           2.81
   2005                   1.00      0.91         206,698         0.50         0.58           0.85
   2004                   1.00      0.66         325,687         0.50         0.58           0.65
   2003                   1.00      1.21         319,991         0.50         0.59           1.19
   CLASS C
   2007                  $1.00      4.43%       $100,928         0.70%        0.79%          4.34%
   2006                   1.00      2.62         113,403         0.70         0.78           2.70
   2005                   1.00      0.71          68,932         0.70         0.78           0.66
   2004                   1.00      0.46         109,647         0.70         0.78           0.45
   2003                   1.00      1.01         103,015         0.70         0.79           0.98




--------------------------------------------------------------------------------
38                     SEI Daily Income Trust / Annual Report / January 31, 2007

---------------------------------------------------------------------------------------------------------------

                                                Net Realized
                                                         and
                    Net Asset                     Unrealized                   Dividends             Total
                       Value,          Net             Gains          Total     from Net         Dividends
                    Beginning   Investment          (Losses)           from   Investment               and
                      of Year       Income     on Securities     Operations       Income     Distributions
---------------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)

   SWEEP CLASS
   2007                 $1.00        $0.04(1)            $--(1)       $0.04       $(0.04)           $(0.04)
   2006                  1.00         0.02(1)             --(1)        0.02        (0.02)            (0.02)
   2005                  1.00           --(1)             --(1)          --           --(2)             --(2)
   2004                  1.00           --(1)             --(1)          --           --(2)             --(2)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)

TREASURY II FUND

   CLASS A
   2007                 $1.00        $0.05(1)            $--(1)       $0.05       $(0.05)           $(0.05)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)
   CLASS B
   2007                 $1.00        $0.04(1)            $--(1)       $0.04       $(0.04)           $(0.04)
   2006                  1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)
   CLASS C
   2007                 $1.00        $0.04(1)            $--(1)       $0.04       $(0.04)           $(0.04)
   2006                  1.00         0.02(1)             --(1)        0.02        (0.02)            (0.02)
   2005                  1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004                  1.00           --(1)             --(1)          --           --(2)             --(2)
   2003                  1.00         0.01                --           0.01        (0.01)            (0.01)

--------------------------------------------------------------------------------------------------

                                                                          Ratio of
                                                                          Expenses   Ratio of Net
                                                             Ratio of   to Average     Investment
                     Net Asset                Net Assets     Expenses   Net Assets         Income
                    Value, End     Total     End of Year   to Average   (Excluding     to Average
                       of Year   Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets
--------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)

   SWEEP CLASS
   2007                  $1.00      4.17%       $ 97,004         0.95%        1.04%          4.11%
   2006                   1.00      2.36          83,570         0.95         1.03           2.35
   2005                   1.00      0.49          95,407         0.93         1.03           0.49
   2004                   1.00      0.23          95,679         0.92         1.03           0.22
   2003                   1.00      0.76         102,257         0.95         1.04           0.75

TREASURY II FUND

   CLASS A
   2007                  $1.00      4.62%       $181,976         0.25%        0.53%          4.50%
   2006                   1.00      2.85         178,480         0.25         0.53           2.78
   2005                   1.00      1.09         263,727         0.25         0.53           1.08
   2004                   1.00      0.81         269,200         0.25         0.53           0.80
   2003                   1.00      1.42         410,954         0.25         0.53           1.42
   CLASS B
   2007                  $1.00      4.31%       $ 51,984         0.55%        0.58%          4.18%
   2006                   1.00      2.54          70,593         0.55         0.58           2.50
   2005                   1.00      0.79          78,781         0.55         0.58           0.70
   2004                   1.00      0.51         160,859         0.55         0.58           0.51
   2003                   1.00      1.12         210,421         0.55         0.58           1.08
   CLASS C
   2007                  $1.00      4.10%       $ 20,267         0.75%        0.78%          4.04%
   2006                   1.00      2.33           2,602         0.75         0.78           2.03
   2005                   1.00      0.59          31,370         0.75         0.78           0.54
   2004                   1.00      0.31          58,424         0.75         0.78           0.30
   2003                   1.00      0.91          92,554         0.75         0.78           0.90

Amounts designated as "--" are $0 or have been rounded to $0.
  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)  Per share calculations were performed using average shares.
(2)  Amount represents less than $0.01 per share.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     39

Financial Highlights

For the years ended January 31,
For a Share Outstanding Throughout the Years

-------------------------------------------------------------------------------------------------------------------------------

                                                Net Realized
                                                         and                                 Distributions
                    Net Asset                     Unrealized                   Dividends              from             Total
                       Value,          Net             Gains          Total     from Net          Realized         Dividends
                    Beginning   Investment          (Losses)           from   Investment           Capital               and
                      of Year       Income     on Securities     Operations       Income             Gains     Distributions
-------------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND

   CLASS A
   2007                $10.02        $0.42(1)         $(0.04)(1)      $0.38       $(0.45)           $   --            $(0.45)
   2006                 10.19         0.32(1)          (0.13)(1)       0.19        (0.36)               --             (0.36)
   2005                 10.35         0.22(1)          (0.12)(1)       0.10        (0.26)               --             (0.26)
   2004                 10.46         0.22(1)          (0.06)(1)       0.16        (0.27)               --             (0.27)
   2003                 10.30         0.32              0.21           0.53        (0.34)            (0.03)            (0.37)

INTERMEDIATE-DURATION GOVERNMENT FUND

   CLASS A
   2007                $10.21        $0.42(1)         $(0.06)(1)      $0.36       $(0.44)           $   --            $(0.44)
   2006                 10.50         0.36(1)          (0.26)(1)       0.10        (0.39)               --             (0.39)
   2005                 10.64         0.31(1)          (0.11)(1)       0.20        (0.33)            (0.01)            (0.34)
   2004                 10.89         0.31(1)           0.01(1)        0.32        (0.33)            (0.24)            (0.57)
   2003                 10.40         0.42              0.51           0.93        (0.44)               --             (0.44)

GNMA FUND

   CLASS A
   2007                $ 9.48        $0.44(1)         $(0.11)(1)      $0.33       $(0.47)           $   --            $(0.47)
   2006                  9.71         0.41(1)          (0.16)(1)       0.25        (0.48)               --             (0.48)
   2005                  9.86         0.39(1)          (0.04)(1)       0.35        (0.50)               --             (0.50)
   2004                 10.13         0.30(1)          (0.09)(1)       0.21        (0.48)               --             (0.48)
   2003                  9.91         0.44              0.31           0.75        (0.53)               --             (0.53)

ULTRA SHORT BOND FUND

   CLASS A
   2007                $ 9.95        $0.45(1)         $ 0.03(1)       $0.48       $(0.46)           $   --            $(0.46)
   2006++               10.00         0.32(1)          (0.04)(1)       0.28        (0.33)               --             (0.33)
   2005++               10.10         0.20(1)          (0.10)(1)       0.10        (0.20)               --             (0.20)
   2004++               10.15         0.20(1)          (0.05)(1)       0.15        (0.20)               --             (0.20)
   2003++               10.15         0.30                --           0.30        (0.30)            (0.00)(2)         (0.30)

-------------------------------------------------------------------------------------------------------------
                                                                          Ratio of
                                                                          Expenses   Ratio of Net
                                                             Ratio of   to Average     Investment
                     Net Asset                Net Assets     Expenses   Net Assets         Income   Portfolio
                    Value, End     Total     End of Year   to Average   (Excluding     to Average    Turnover
                       of Year   Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets        Rate
-------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND

   CLASS A
   2007                 $ 9.95      3.84%       $115,462         0.45%        0.78%          4.19%        210%
   2006                  10.02      1.93         155,512         0.45         0.75           3.15         162
   2005                  10.19      0.96         202,035         0.45         0.74           2.12          66
   2004                  10.35      1.55         289,986         0.45         0.72           2.07         117
   2003                  10.46      5.29         318,046         0.45         0.73           2.92         125

INTERMEDIATE-DURATION GOVERNMENT FUND

   CLASS A
   2007                 $10.13      3.64%       $ 46,635         0.50%        0.78%          4.17%        200%
   2006                  10.21      0.94          85,873         0.50         0.73           3.46         151
   2005                  10.50      1.85         109,394         0.50         0.73           2.92          80
   2004                  10.64      2.98         134,615         0.50         0.72           2.89         154
   2003                  10.89      9.12         188,009         0.50         0.73           3.92          57

GNMA FUND

   CLASS A
   2007                 $ 9.34      3.65%       $143,711         0.60%        0.74%          4.72%        105%
   2006                   9.48      2.60         166,324         0.60         0.71           4.26          97
   2005                   9.71      3.64         171,139         0.60         0.71           3.97          85
   2004                   9.86      2.16         219,483         0.60         0.69           2.97         145
   2003                  10.13      7.73         390,393         0.60         0.70           4.12         146

ULTRA SHORT BOND FUND

   CLASS A
   2007                 $ 9.97      4.88%       $238,820         0.35%        0.76%          4.51%         40%
   2006++                 9.95      2.90         412,217         0.35         0.75           3.22          67
   2005++                10.00      1.11         317,382         0.35         0.75           1.84          59
   2004++                10.10      1.61         293,816         0.35         0.73           1.84          68
   2003++                10.15      3.35         352,284         0.35         0.73           2.81          76

Amounts designated as "--" are $0 or have been rounded to $0.
  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 ++ Per share amounts have been adjusted for a 5 for 1 reverse stock split paid to shareholders of record on May 6, 2005.
(1)  Per share  calculations  were performed  using average  shares.
(2)  Amount represents less than $0.01 per share.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
40                     SEI Daily Income Trust / Annual Report / January 31, 2007

NOTES TO FINANCIAL STATEMENTS


Notes to Financial Statements


1.    ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II (each a "Fund," collectively the "Money Market Funds"), the Short-Duration Government, Intermediate-Duration Government, GNMA, and Ultra Short Bond (each a "Fund," collectively the "Fixed Income Funds"). The Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds seek to preserve principal value and maintain a high degree of liquidity while providing current income. The Ultra Short Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2007, there were no fair valued securities in the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     41

FUTURES CONTRACTS -- The Short-Duration Government Fund, the Intermediate-Duration Government Fund and the GNMA Fund utilized futures contracts during the year ended January 31, 2007. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedules of Investments in the Short-Duration Government Fund, the Intermediate-Duration Government Fund and the GNMA Fund represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

TBA PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

COLLATERALIZED LOAN OBLIGATIONS -- The Funds may invest in collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

RESTRICTED SECURITIES -- At January 31, 2007, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at January 31, 2007, were as follows:

                          NUMBER    ACQUISITION       COST       MARKET VALUE   % OF NET
                        OF SHARES      DATE       ($THOUSANDS)   ($THOUSANDS)    ASSETS
----------------------------------------------------------------------------------------
MONEY MARKET FUND
   Metropolitan Life
      Insurance            30,000      05/01/03      $ 30,000       $ 30,000       2.7%
   Monumental Life
      Insurance             9,500      03/21/03         9,500          9,500       0.9
                                                     --------       --------       ---
                                                     $ 39,500       $ 39,500       3.6%
                                                     ========       ========       ===
PRIME OBLIGATION FUND
   Metropolitan Life
      Insurance           160,000      05/01/03      $160,000       $160,000       3.2%
   Monumental Life
      Insurance           101,500      03/21/03       101,500        101,500       2.0
                                                     --------       --------       ---
                                                     $261,500       $261,500       5.2%
                                                     ========       ========       ===


--------------------------------------------------------------------------------
42                     SEI Daily Income Trust / Annual Report / January 31, 2007

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to the Funds on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

3.    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENT AGREEMENT -- SEI Investments Global Funds Services (formerly SEI Investments Fund Management) (the "Administrator") provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

Money Market Fund                                     .33%
Government Fund                                       .24%
Government II Fund                                    .19%
Prime Obligation Fund                                 .19%
Treasury Fund                                         .24%
Treasury II Fund                                      .24%
Short-Duration Government Fund                        .35%
Intermediate-Duration Government Fund                 .35%
GNMA Fund                                             .32%
Ultra Short Bond Fund                                 .35%

However, the Administrator has agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds' daily net assets). The expense waivers are allocated to each share class pro-rata based on the net assets of each share class.

-----------------------------------------------------------------------------------------
                 Money                                     Prime
                Market   Government   Government II   Obligation   Treasury   Treasury II
                  Fund         Fund            Fund         Fund       Fund          Fund
-----------------------------------------------------------------------------------------
Class A        .18%(1)      .20%(3)         .20%(2)      .20%(2)    .20%(2)      .25%(2)
Class B        .48%(1)      .50%(3)         .50%(2)      .50%(2)    .50%(2)      .55%(2)
Class C        .68%(1)      .70%(3)         .70%(2)      .70%(2)    .70%(2)      .75%(2)
Class H          N/A          N/A             N/A        .63%(1)      N/A          N/A
Sweep Class    .93%(1)      .95%(1)            *         .95%(1)    .95%(1)         *
-----------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                         Short-    Intermediate-                  Ultra
                                       Duration         Duration                  Short
                                     Government       Government       GNMA        Bond
                                           Fund             Fund       Fund        Fund
---------------------------------------------------------------------------------------
Class A                                 .45%(1)          .50%(1)    .60%(1)     .35%(1)
---------------------------------------------------------------------------------------

*Class not currently operational.

(1) Represents a voluntary cap that may be discontinued at any time.

(2) Represents a contractual cap effective through January 31, 2008, to be changed only by Board approval.

(3) Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2008, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.

During the year ended January 31, 2006, the Short-Duration Government Fund and the Intermediate-Duration Government Fund were reimbursed by the Administrator, deemed as a "Payment by Affiliate" on the Statements of Changes in Net Assets, for losses incurred of $7,422 and $3,906, respectively, due to the sale of shares in several option contracts that were inadvertently purchased.

During the year ended January 31, 2007, the Treasury II Portfolio was reimbursed by the advisor, deemed as a "Payment by Affiliate" in the Statement of Operations, for reimbursement of investment losses incurred of $100,000.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.
-------------------------------------------------------------------------------
                                                        Adminis-
                                          Shareholder    trative
                                            Servicing    Service   Distribution
                                                 Fees       Fees          Fees*
-------------------------------------------------------------------------------
Money Market Fund
   Class A                                       .25%         --             --
   Class B                                       .25%        .05%            --
   Class C                                       .25%        .25%            --
   Sweep Class                                   .25%         --            .50%
Government Fund
   Class A                                       .25%         --             --
   Class B                                       .25%        .05%            --
   Class C                                       .25%        .25%            --
   Sweep Class                                   .25%         --            .50%
Government II Fund
   Class A                                       .25%         --             --
   Class B                                       .25%        .05%            --
   Class C                                       .25%        .25%            --
Prime Obligation Fund
   Class A                                       .25%         --             --
   Class B                                       .25%        .05%            --
   Class C                                       .25%        .25%            --
   Class H                                       .25%        .18%            --
   Sweep Class                                   .25%         --            .50%
Treasury Fund
   Class A                                       .25%         --             --
   Class B                                       .25%        .05%            --
   Class C                                       .25%        .25%            --
   Sweep Class                                   .25%         --            .50%
Treasury II Fund
   Class A                                       .25%         --             --
   Class B                                       .25%        .05%            --
   Class C                                       .25%        .25%            --

--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     43

--------------------------------------------------------------------------------
                                                         Adminis-
                                           Shareholder    trative
                                             Servicing    Service   Distribution
                                                  Fees       Fees          Fees*
--------------------------------------------------------------------------------
Short-Duration Government Fund -- Class A         .25%         --             --
Intermediate-Duration
   Government Fund -- Class A                     .25%         --             --
GNMA Fund -- Class A                              .25%         --             --
Ultra Short Bond Fund -- Class A                  .25%         --             --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as "Administrative & Shareholder Servicing Fees" in the Statement of Operations.

Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers and affiliated Trustees.

4.    INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

SEI Investments Management Corporation ("SIMC") serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement approved by the shareholders of each Fund. For its services, SIMC receives an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee will be calculated based on the combined assets of the Money Market Funds. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee will be calculated based on the combined assets of the Funds listed above. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Bond Fund. The fee will be calculated based on the net assets of the Ultra Short Bond Fund.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Columbia Management Advisors, LLC (formerly Banc of America Capital Management,
LLC) as each Money Market Fund's investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Money Market Funds, the sub-adviser is entitled to receive a fee paid directly by SIMC.

Wellington Management Company, LLP ("Wellington LLP") serves as sub-adviser to the Fixed Income Funds under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Funds, Wellington LLP is entitled to receive a fee paid directly by SIMC.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5.    INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the year ended January 31, 2007, were as follows for the Fixed Income Funds:
--------------------------------------------------------------------------------
                         Short-   Intermediate-                           Ultra
                       Duration        Duration                           Short
                     Government      Government            GNMA            Bond
                           Fund            Fund            Fund            Fund
                  ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

PURCHASES
U.S. Government        $143,187        $135,410        $142,716        $ 13,345
Other                   137,639           5,000          14,547          86,708

SALES
U.S. Government        $192,829        $170,694        $155,708        $ 66,057
Other                   130,427           5,696          22,613         192,686

6.    FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of components of net assets -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in-Capital, undistributed net investment income, or accumulated net realized


--------------------------------------------------------------------------------
44                     SEI Daily Income Trust / Annual Report / January 31, 2007
gain, as appropriate, in the periods that the differences arise. These reclassifications, which have no impact on net asset value of the Fund, are primarily attributable to reclass of distributions and tax treatment of paydown gain (loss) on mortgage and asset-backed securities. Accordingly, the following permanent differences have been reclassified to/from the following accounts during the fiscal year ended January 31, 2007:

------------------------------------------------------------------------------------------
                                                             Undistributed     Accumulated
                                                            Net Investment    Net Realized
                                          Paid-in Capital           Income     Gain (Loss)
                                            ($ Thousands)    ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------
Money Market Fund                                     $--             $  4          $  (4)
Short-Duration Government Fund                         --              427           (427)
Intermediate-Duration Government Fund                  --              119           (119)
GNMA Fund                                              --              532           (532)
Ultra Short Bond Fund                                  --               22            (22)

The tax character of dividends and distributions during the last two fiscal years was as follows:

-----------------------------------------------------------------------------------------------
                                                       Ordinary       Long-term
                                                         Income    Capital Gain           Total
                                                  ($ Thousands)   ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------------------
Money Market Fund                          2007        $ 60,356             $--        $ 60,356
                                           2006          27,014              --          27,014
Government Fund                            2007          36,529              --          36,529
                                           2006          19,694              --          19,694
Government II Fund                         2007          37,566              --          37,566
                                           2006          22,121              --          22,121
Prime Obligation Fund                      2007         233,756              --         233,756
                                           2006         129,961              --         129,961
Treasury Fund                              2007          33,879              --          33,879
                                           2006          18,770              --          18,770
Treasury II Fund                           2007          10,686              --          10,686
                                           2006           8,452              --           8,452
Short-Duration Government Fund             2007           6,236              --           6,236
                                           2006           6,742              --           6,742
Intermediate-Duration Government Fund      2007           3,175              --           3,175
                                           2006           3,755              --           3,755
GNMA Fund                                  2007           7,688              --           7,688
                                           2006           8,670              --           8,670
Ultra Short Bond Fund                      2007          15,345              --          15,345
                                           2006          11,854              --          11,854

As of January 31, 2007, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

-----------------------------------------------------------------------------------------------------------------
                         Undistributed        Capital          Post-          Other                         Total
                              Ordinary           Loss        October      Temporary     Unrealized    Accumulated
                                Income  Carryforwards         Losses    Differences   Depreciation         Losses
                         ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
-----------------------------------------------------------------------------------------------------------------
Money Market Fund              $ 4,873       $    (18)         $  (9)      $ (4,865)       $    --      $    (19)
Government Fund                  3,446            (68)           (11)        (3,445)            --           (78)
Government II Fund               3,594            (15)           (15)        (3,594)            --           (30)
Prime Obligation Fund           23,218           (104)           (92)       (23,199)            --          (177)
Treasury Fund                    3,258            (93)            --         (3,258)            --           (93)
Treasury II Fund                   845            (27)            --           (845)            --           (27)
Short-Duration
   Government Fund                 456         (7,387)           (28)          (473)          (638)       (8,070)
Intermediate-Duration
   Government Fund                 137         (3,375)            (3)          (179)          (540)       (3,960)
GNMA Fund                          588        (11,576)          (105)          (609)        (1,758)      (13,460)
Ultra Short Bond Fund              935         (4,780)           (41)          (967)          (398)       (5,251)

Amounts designated as "--" are $0 or have been rounded to $0.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     45

At January 31, 2007, the following funds had capital loss carryforwards to offset future realized capital gains:
--------------------------------------------------------------------------------
                                                            Amount    Expiration
                                                     ($ Thousands)          Date
--------------------------------------------------------------------------------
Money Market Fund                                           $   16       1/31/14
                                                                 2       1/31/15

Government Fund                                                  5       1/31/10
                                                                 5       1/31/11
                                                                54       1/31/13
                                                                 4       1/31/14

Government II Fund                                               3       1/31/12
                                                                 7       1/31/13
                                                                 5       1/31/14

Prime Obligation Fund                                           27       1/31/10
                                                                43       1/31/11
                                                                 2       1/31/12
                                                                14       1/31/13
                                                                18       1/31/14

Treasury Fund                                                   65       1/31/11
                                                                 1       1/31/12
                                                                22       1/31/13
                                                                 5       1/31/14

Treasury II Fund                                                22       1/31/14
                                                                 5       1/31/15

Short-Duration Government Fund                                 899       1/31/12
                                                             1,326       1/31/13
                                                             2,377       1/31/14
                                                             2,785       1/31/15

Intermediate-Duration Government Fund                          301       1/31/13
                                                               883       1/31/14
                                                             2,191       1/31/15

GNMA Fund                                                      109       1/31/08
                                                             1,607       1/31/09
                                                               776       1/31/11
                                                             6,407       1/31/12
                                                             1,119       1/31/13
                                                                 6       1/31/14
                                                             1,552       1/31/15

Ultra Short Bond Fund                                          557       1/31/11
                                                               442       1/31/12
                                                             1,020       1/31/13
                                                             1,045       1/31/14
                                                             1,716       1/31/15

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds' intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the year ended January 31, 2007, the Government II Fund utilized $165 of capital loss carryforwards to offset capital gains.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through January 31, 2007 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

At January 31, 2007, the Money Market Funds' cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at January 31, 2007, were as follows:

-------------------------------------------------------------------------------------
                                                                                  Net
                              Federal     Appreciated     Depreciated      Unrealized
                             Tax Cost      Securities      Securities    Depreciation
                        ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------
Short-Duration
   Government Fund           $125,154            $241        $  (879)        $  (638)

Intermediate-Duration
   Government Fund             48,849             258           (798)           (540)

GNMA Fund                     162,645             386         (2,144)         (1,758)

Ultra Short
   Bond Fund                  241,387             252           (650)           (398)

7.    INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8.    OTHER

The Board approved a 5 for 1 reverse share split in the Ultra Short Bond Fund. The reverse share split occurred on May 6, 2005. This Fund is designed to be a low tracking error fund. The Fund experienced excess tracking error due to the impact of rounding on the Fund's net asset value ("NAV"). The reverse share split resulted in a higher NAV for the Fund, thus decreasing the level of tracking error resulting from NAV rounding.


--------------------------------------------------------------------------------
46                     SEI Daily Income Trust / Annual Report / January 31, 2007

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Funds will not be required to adopt FIN 48 until July 31, 2007. As of January 31, 2007, the Funds have not evaluated the impact that will result from adopting FIN 48.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.





--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     47

SEI DAILY INCOME TRUST -- JANUARY 31, 2007


Report of Independent Registered Public Accounting Firm


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI DAILY INCOME TRUST:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Daily Income Trust, comprising the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, GNMA, and Ultra-Short Bond Funds, (collectively the "Funds"), as of January 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through January 31, 2005, were audited by other auditors, whose report dated March 11, 2005, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising SEI Daily Income Trust as of January 31, 2007, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
March 28, 2007





--------------------------------------------------------------------------------
48                     SEI Daily Income Trust / Annual Report / January 31, 2007

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
The following chart lists Trustees and Officers as of March 15, 2007.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                        NUMBER OF
                                        OFFICE                                        PORTFOLIOS
                                          AND                PRINCIPAL                  IN FUND
       NAME              POSITION(S)   LENGTH OF           OCCUPATION(S)                COMPLEX          OTHER DIRECTORSHIPS
     ADDRESS,            HELD WITH       TIME               DURING PAST                 OVERSEEN               HELD BY
     AND AGE              TRUSTS       SERVED 1             FIVE YEARS               BY TRUSTEE 2              TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher         Chairman     since 1982  Currently performs various              75        Trustee of The Advisors' Inner
One Freedom               of the                  services on behalf of SEI                         Circle Fund, The Advisors'
Valley Drive,            Board of                 Investments for which Mr. Nesher                  Inner Circle Fund II, Bishop
Oaks, PA 19456           Trustees*                is compensated.                                   Street Funds, Director of SEI
60 yrs. old                                                                                         Global Master Fund, plc, SEI
                                                                                                    Global Assets Fund, plc, SEI
                                                                                                    Global Investments Fund, plc,
                                                                                                    SEI Investments Global,
                                                                                                    Limited, SEI Investments --
                                                                                                    Global Fund Services, Limited,
                                                                                                    SEI Investments (Europe),
                                                                                                    Limited, SEI Investments -- Unit
                                                                                                    Trust Management (UK), Limited,
                                                                                                    SEI Global Nominee Ltd., SEI
                                                                                                    Opportunity Master Fund, L.P.,
                                                                                                    SEI Opportunity Fund, L.P. and
                                                                                                    SEI Multi-Strategy Funds plc.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran         Trustee*     since 1982  Self-employed consultant since          75        Trustee of The Advisors' Inner
1701 Market Street                                2003. Partner, Morgan, Lewis &                    Circle Fund, The Advisors'
Philadelphia, PA                                  Bockius LLP (law firm) from 1976                  Inner Circle Fund II, Director
19103                                             to 2003, counsel to the Trust,                    of SEI since 1974. Director of
66 yrs. old                                       SEI, SIMC, the Administrator and                  the Distributor since 2003.
                                                  the Distributor. Secretary of                     Director of SEI Investments --
                                                  SEI since 1978.                                   Global Fund Services, Limited,
                                                                                                    SEI Investments Global,
                                                                                                    Limited, SEI Investments
                                                                                                    (Europe), Limited, SEI
                                                                                                    Investments (Asia), Limited and
                                                                                                    SEI Asset Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch         Trustee      since 1982  Retired                                 75        Trustee of STI Classic Funds
One Freedom                                                                                         and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
74 yrs. old
------------------------------------------------------------------------------------------------------------------------------------

James M. Storey          Trustee      since 1995  Attorney, sole practitioner             75        Trustee of The Advisors' Inner
One Freedom                                       since 1994. Partner, Dechert                      Circle Fund, The Advisors'
Valley Drive,                                     Price & Rhoads, September 1987-                   Inner Circle Fund II,
Oaks, PA 19456                                    December 1993.                                    Massachusetts Health and
75 yrs. old                                                                                         Education Tax-Exempt Trust, and
                                                                                                    U.S. Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED"
 PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.
1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION
 TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     49

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

------------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                       NUMBER OF
                                        OFFICE                                      PORTFOLIOS
                                         AND                 PRINCIPAL                IN FUND
          NAME          POSITION(S)   LENGTH OF            OCCUPATION(S)              COMPLEX            OTHER DIRECTORSHIPS
        ADDRESS,         HELD WITH      TIME                DURING PAST               OVERSEEN                 HELD BY
        AND AGE           TRUSTS       SERVED 1             FIVE YEARS              BY TRUSTEE 2               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
George J. Sullivan, Jr.  Trustee      since 1996  Self-Employed Consultant,               75        Trustee of The Advisors' Inner
One Freedom                                       Newfound Consultants Inc. since                   Circle Fund, The Advisors'
Valley Drive                                      April 1997.                                       Inner Circle Fund II, State
Oaks, PA 19456                                                                                      Street Navigator Securities
64 yrs. old                                                                                         Lending Trust, SEI Opportunity
                                                                                                    Master Fund, L.P., and SEI
                                                                                                    Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco       Trustee      since 1999  Director, Governor's Office of          75        Director, Sonoco, Inc.;
One Freedom                                       Health Care Reform, Commonwealth                  Director, Exelon Corporation;
Valley Drive                                      of Pennsylvania since 2003.                       Trustee, Pennsylvania Real
Oaks, PA 19456                                    Founder and Principal,                            Estate Investment Trust.
60 yrs. old                                       Grecoventures Ltd. from 1999 to
                                                  2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy             Trustee      since 2003  Managing Partner, Cue Capital           75        Director of SEI Opportunity
One Freedom                                       since March 2002, Managing                        Master Fund, L.P., and SEI
Valley Drive,                                     Partner and Head of Sales,                        Opportunity Fund, L.P.
Oaks, PA 19456                                    Investorforce, March
49 yrs. old                                       2000-December 2001; Global
                                                  Partner working for the CEO,
                                                  Invesco Capital, January
                                                  1998-January 2000. Head of Sales
                                                  and Client Services, Chancellor
                                                  Capital and later LGT Asset
                                                  Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams        Trustee      since 2004  Vice President and Chief                75        Trustee/Director of Ariel
One Freedom                                       Investment Officer, J. Paul                       Mutual Funds, SEI Opportunity
Valley Drive,                                     Getty Trust, Non-Profit                           Master Fund, L.P., and SEI
Oaks, PA 19456                                    Foundation for Visual Arts,                       Opportunity Fund, L.P.
59 yrs. old                                       since December 2002. President,
                                                  Harbor Capital Advisors and
                                                  Harbor Mutual Funds, 2000-2002.
                                                  Manager, Pension Asset
                                                  Management, Ford Motor Company,
                                                  1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Robert A. Nesher         President    since 2005  Currently performs various             N/A                     N/A
One Freedom                & CEO                  services on behalf of SEI for
Valley Drive,                                     which Mr. Nesher is compensated.
Oaks, PA 19456
60 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner        Controller   since 2005  Fund Accounting Director of the        N/A                     N/A
One Freedom                 and                   Administrator since 2005. Fund
Valley Drive,              Chief                  Administration Manager, Old
Oaks, PA 19456           Financial                Mutual Fund Services, 2000-2005.
36 yrs. old               Officer                 Chief Financial Officer,
                                                  Controller and Treasurer, PBHG
                                                  Funds and PBHG Insurance Series
                                                  Fund, 2004-2005. Assistant
                                                  Treasurer, PBHG Funds and PBHG
                                                  Insurance Series Fund,
                                                  2000-2004. Assistant Treasurer,
                                                  Old Mutual Advisors Fund,
                                                  2004-2005.
------------------------------------------------------------------------------------------------------------------------------------
Russell Emery              Chief      since 2006  Chief Compliance Officer of SEI        N/A                     N/A
One Freedom              Compliance               Opportunity Master Fund, L.P.,
Valley Drive              Officer                 SEI Opportunity Fund, L.P.,
Oaks, PA 19456                                    Bishop Street Funds, SEI
44 yrs. old                                       Institutional Managed Trust, SEI
                                                  Asset Allocation Trust, SEI
                                                  Institutional International
                                                  Trust, SEI Index Funds, SEI
                                                  Liquid Asset Trust, SEI Daily
                                                  Income Trust, SEI Tax Exempt
                                                  Trust, SEI Institutional
                                                  Investments Trust, The Advisors'
                                                  Inner Circle Fund and the
                                                  Advisors' Inner Circle Fund II,
                                                  since March 2006. Director of
                                                  Investment Product Management
                                                  and Development of SIMC,
                                                  February 2003-March 2006. Senior
                                                  Investment Analyst--Equity Team
                                                  of SEI, March 2000-February
                                                  2003.

--------------------------------------------------------------------------------
50                     SEI Daily Income Trust / Annual Report / January 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                       NUMBER OF
                                        OFFICE                                       PORTFOLIOS
                                          AND                 PRINCIPAL                IN FUND
          NAME           POSITION(S)   LENGTH OF            OCCUPATION(S)              COMPLEX            OTHER DIRECTORSHIPS
        ADDRESS,          HELD WITH      TIME                DURING PAST               OVERSEEN                 HELD BY
        AND AGE            TRUSTS       SERVED 1              FIVE YEARS              BY TRUSTEE 2               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------
Timothy D. Barto            Vice      since 2002  General Counsel, Vice President        N/A                     N/A
One Freedom              President                and Secretary of SIMC and the
Valley Drive                and                   Administrator since 2004. Vice
Oaks, PA 19456           Secretary                President and Assistant
38 yrs. old                                       Secretary of SEI since 2001.
                                                  Vice President of SIMC and the
                                                  Administrator since 1999.
                                                  Assistant Secretary of SIMC, the
                                                  Administrator and the
                                                  Distributor and Vice President
                                                  of the Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala             Vice      since 2004  Vice President and Assistant           N/A                     N/A
One Freedom              President                Secretary of SIMC and the
Valley Drive                and                   Administrator since 2005.
Oaks, PA 19456           Assistant                Compliance Officer of SEI,
33 yrs. old              Secretary                September 2001-2004. Account and
                                                  Product Consultant, SEI Private
                                                  Trust Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye               Vice       since 2005  Vice President and Assistant           N/A                     N/A
One Freedom              President                Secretary of SIMC since 2005.
Valley Drive               and                    Vice President, Deutsche Asset
Oaks, PA 19456           Assistant                Management (2003-2004).
38 yrs. old              Secretary                Associate, Morgan, Lewis &
                                                  Bockius LLP (2000-2003).
                                                  Assistant Vice President, ING
                                                  Variable Annuities Group
                                                  (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang            Vice       since 2005  Vice President and Assistant           N/A                     N/A
One Freedom              President                Secretary of SIMC since 2005.
Valley Drive               and                    Counsel, Caledonian Bank &
Oaks, PA 19456           Assistant                Trust's Mutual Funds Group
34 yrs. old              Secretary                (2004). Counsel, Permal Asset
                                                  Management (2001-2004).
                                                  Associate, Schulte, Roth &
                                                  Zabel's Investment Management
                                                  Group (2000-2001). Staff
                                                  Attorney, U.S. SEC's Division of
                                                  Enforcement, Northeast Regional
                                                  Office (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue              Vice       since 2004  Director of Portfolio                  N/A                     N/A
One Freedom              President                Implementations for SIMC since
Valley Drive                                      1995. Managing Director of Money
Oaks, PA 19456                                    Market Investments for SIMC
43 yrs. old                                       since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Nicole Welch             Anti-Money   since 2005  Assistant Vice President and           N/A                     N/A
One Freedom              Laundering               Anti-Money Laundering Compliance
Valley Drive             Compliance               Coordinator of SEI since 2005.
Oaks, PA 19456             Officer                Compliance Analyst, TD
29 yrs. old                                       Waterhouse (2004). Senior
                                                  Compliance Analyst, UBS
                                                  Financial Services (2002-2004).
                                                  Knowledge Management Analyst,
                                                  PriceWaterhouseCoopers
                                                  Consulting (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION
 TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     51

SEI DAILY INCOME TRUST -- JANUARY 31, 2007


Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.




--------------------------------------------------------------------------------
52                     SEI Daily Income Trust / Annual Report / January 31, 2007

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)



                                    BEGINNING    ENDING                  EXPENSE
                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                      VALUE       VALUE       EXPENSE     DURING
                                     8/01/06     1/31/07      RATIOS     PERIOD*
--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,026.40     0.18%       $0.92
Class B Shares                       1,000.00    1,024.90     0.48%        2.45
Class C Shares                       1,000.00    1,023.90     0.68%        3.47
Sweep Class Shares                   1,000.00    1,022.60     0.93%        4.74

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,024.30     0.18%       $0.92
Class B Shares                       1,000.00    1,022.79     0.48%        2.45
Class C Shares                       1,000.00    1,021.78     0.68%        3.47
Sweep Class Shares                   1,000.00    1,020.52     0.93%        4.74
--------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,026.10     0.20%       $1.02
Class B Shares                       1,000.00    1,024.50     0.50%        2.55
Class C Shares                       1,000.00    1,023.50     0.70%        3.57
Sweep Class Shares                   1,000.00    1,022.20     0.95%        4.82

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,024.20     0.20%       $1.02
Class B Shares                       1,000.00    1,022.68     0.50%        2.55
Class C Shares                       1,000.00    1,021.68     0.70%        3.57
Sweep Class Shares                   1,000.00    1,020.42     0.95%        4.84
--------------------------------------------------------------------------------
GOVERNMENT II FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,025.80     0.20%       $1.02
Class B Shares                       1,000.00    1,024.30     0.50%        2.55
Class C Shares                       1,000.00    1,023.20     0.70%        3.57

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,024.20     0.20%       $1.02
Class B Shares                       1,000.00    1,022.68     0.50%        2.55
Class C Shares                       1,000.00    1,021.68     0.70%        3.57
--------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,026.40     0.20%       $1.02
Class B Shares                       1,000.00    1,024.80     0.50%        2.55
Class C Shares                       1,000.00    1,023.80     0.70%        3.57
Class H Shares                       1,000.00    1,024.20     0.63%        3.21
Sweep Class Shares                   1,000.00    1,022.50     0.95%        4.84

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,024.20     0.20%       $1.02
Class B Shares                       1,000.00    1,022.68     0.50%        2.55
Class C Shares                       1,000.00    1,021.68     0.70%        3.57
Class H Shares                       1,000.00    1,022.03     0.63%        3.21
Sweep Class Shares                   1,000.00    1,020.42     0.95%        4.84
--------------------------------------------------------------------------------

                                    BEGINNING    ENDING                  EXPENSE
                                     ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                      VALUE       VALUE       EXPENSE    DURING
                                     8/01/06     1/31/07      RATIOS     PERIOD*
--------------------------------------------------------------------------------
TREASURY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,025.90     0.20%       $1.02
Class B Shares                       1,000.00    1,024.30     0.50%        2.55
Class C Shares                       1,000.00    1,023.30     0.70%        3.57
Sweep Class Shares                   1,000.00    1,022.00     0.95%        4.84

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,024.20     0.20%       $1.02
Class B Shares                       1,000.00    1,022.68     0.50%        2.55
Class C Shares                       1,000.00    1,021.68     0.70%        3.57
Sweep Class Shares                   1,000.00    1,020.42     0.95%        4.84
--------------------------------------------------------------------------------
TREASURY II FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,024.20     0.25%       $1.28
Class B Shares                       1,000.00    1,022.70     0.55%        2.80
Class C Shares.                      1,000.00    1,021.70     0.75%        3.82

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,023.95     0.25%       $1.28
Class B Shares                       1,000.00    1,022.43     0.55%        2.80
Class C Shares                       1,000.00    1,021.42     0.75%        3.82
--------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,023.00     0.45%       $2.29

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,022.94     0.45%       $2.29
--------------------------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,028.70     0.57%       $2.91

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,022.33     0.57%       $2.91
--------------------------------------------------------------------------------
GNMA FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,034.50     0.60%       $3.08

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,022.18     0.60%       $3.06
--------------------------------------------------------------------------------
ULTRA SHORT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                      $1,000.00   $1,026.50     0.35%       $1.79

HYPOTHETICAL 5% RETURN
Class A Shares                      $1,000.00   $1,023.44     0.35%       $1.79

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period shown).




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     53

Board of Trustees Considerations in Approving the Continuation of the Funds' Advisory and Sub-Advisory Agreements (Unaudited)


The SEI Daily Income Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the March 9, 2006 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

othe nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

othe Funds' investment performance and how it compared to that of other comparable mutual funds;

othe Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;


--------------------------------------------------------------------------------
54                     SEI Daily Income Trust / Annual Report / January 31, 2007
othe profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

othe extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2007                     55

Notice to Shareholders (Unaudited)


FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

For the fiscal year ended January 31, 2007, each Fund is designating long-term capital gains, and exempt income with regard to distributions paid during the year as follows:

                                      (A)             (B)
                                   LONG TERM       ORDINARY            (C)
                                 CAPITAL GAINS      INCOME            TOTAL           U.S.         QUALIFIED          QUALIFIED
                                 DISTRIBUTIONS   DISTRIBUTIONS    DISTRIBUTIONS    GOVERNMENT      INTEREST          SHORT-TERM
PORTFOLIO                         (TAX BASIS)     (TAX BASIS)      (TAX BASIS)    INTEREST (1)    INCOME (2)      CAPITAL GAINS (3)
Money Market Fund                      0%             100%             100%           1.37%*          100%                0%
Government Fund                        0              100              100           33.51            100                 0
Government II Fund                     0              100              100           93.10            100                 0
Prime Obligation Fund                  0              100              100            0.82*           100                 0
Treasury Fund                          0              100              100            6.61*           100                 0
Treasury II Fund                       0              100              100             100            100                 0
Short-Duration Government Fund         0              100              100           34.16*         99.83                 0
Intermediate-Duration
   Government Fund                     0              100              100           15.67*         96.67                 0
GNMA Fund                              0              100              100               0          98.71                 0
Ultra Short Bond Fund                  0              100              100            6.11*         98.14                 0

Items (A), (B) and (C) are based on the percentage of the Fund's total distribution.

(1) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the "*" funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(2) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(3) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Please consult your tax adviser for proper treatment of this information.





--------------------------------------------------------------------------------
56                     SEI Daily Income Trust / Annual Report / January 31, 2007

Notes

Notes

Notes

Notes

SEI DAILY INCOME TRUST ANNUAL REPORT JANUARY 31, 2007




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[LOGO]
   SEI New ways.
       New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456  1.800.DIAL.SEI (1.800.342.5734)





SEI-F-022 (1/07)

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent as defined in Form N-CSR Item 3 (a) (2).


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") related to the Trust.

KPMG billed the Trust aggregate fees for services rendered to the Trust for the fiscal years 2007 and 2006 as follows:



------------------------------------------------------------------------------------------------------------------------------
                                       FISCAL 2007                                            FISCAL 2006
------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------------------------------------------------------------------------------------------------------------------------------
(a)     Audit      $169,000               N/A          $0                $168,700               N/A          $0
        Fees(1)

------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-     $0                $0                $0                $0                $0                $0
        Related
        Fees
------------------------------------------------------------------------------------------------------------------------------
(c)     Tax        $0                $0                $0                $0                $0                $0
        Fees

------------------------------------------------------------------------------------------------------------------------------
(d)     All        $0                $227,500          $10,130           $0                $0                $231,000
        Other
        Fees
------------------------------------------------------------------------------------------------------------------------------



Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.


(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

        ------------------------------------------------------------
                                     FISCAL 2007       FISCAL 2006
        ------------------------------------------------------------
        Audit-Related Fees               0%                0%

        ------------------------------------------------------------
        Tax Fees                         0%                0%

        ------------------------------------------------------------
        All Other Fees                   0%                0%

        ------------------------------------------------------------


(f)       Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2007 and 2006 were $237,630 and $231,000, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Daily Income Trust


By (Signature and Title)*              /s/ Robert A. Nesher
                                       ---------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: April 9, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*              /s/  Robert A. Nesher
                                       ---------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: April 9, 2007


By (Signature and Title)*              /s/ Stephen F. Panner
                                       ---------------------------------
                                       Stephen F. Panner, Controller & CFO

Date: April 9, 2007

* Print the name and title of each signing officer under his or her signature.